UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2003

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

TAX-FREE FUNDS

Semiannual Report April 30, 2003

R
SCHOO
INTERSTATE

High current income potential

from portfolios that invest primarily

in municipal securities.

Goldman Sachs Asset Management

Goldman Sachs Funds T A X — F R E E F U N D S Semiannual Report April 30, 2003 High current income potential from portfolios that invest primarily in municipal securities.

Goldman Sachs Tax-Free Funds

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Goldman Sachs Tax-Free Funds GOLDMAN SACHS SHORT DURATION TAX-FREE FUND GOLDMAN SACHS MUNICIPAL INCOME FUND GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

G O L D M A N S A C H S TA X — F R E E F U N D S What Distinguishes Goldman Sachs’ Fixed Income Investing Process? At Goldman Sachs Asset Management (GSAM), the goal of our fixed income investment process is to provide consistent, strong performance by actively managing our portfolios within a research-intensive, risk-managed framework. A key element of our fixed income investment philosophy is to evaluate the broadest global opportunity set to capture relative value across sectors and instruments. Our globally integrated investment process involves managing dynamically along the risk/return spectrum, he Goldman Sachs as we continue to develop value-added strategies through: 1 R I G O R O U S S E C U R I T Y S E L E C T I O N U.S. Fixed Income Team has Assess relative value among sectors (such as mortgages and corporates) and sub-sectors Leverage the vast resources of Goldman Sachs in selecting securities for each portfolio a well-established reputation within the municipal bond 2 P R E C I S E P O R T F O L I O C O N S T R U C T I O N Team approach to decision making market. This provides our Manage risk by avoiding significant sector and interest rate bets Careful management of yield curve strategies — while closely managing portfolio duration shareholders with superior R E S U LT access to securities and Fixed Income portfolios that: improved pricing for fund Include domestic and global investment options, tax-free income opportunities, and access to areas of specialization such as high yield Capitalize on GSAM’s industry renowned credit research capabilities transactions. Use a risk-managed framework to seek total return, recognizing the importance of investors’ capital accumulation goals as well as their need for income

P O R T F O L I O R E S U LT S Short Duration Tax-Free Fund Dear Shareholder, This report provides an overview of the performance of the Goldman Sachs Short Duration Tax-Free Fund during the six-month reporting period that ended April 30, 2003. Performance Review Over the six-month period that ended April 30, 2003, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of 1.72%, 1.42%, 1.35%, 1.92% and 1.67%, respectively. These returns compare to the 1.83% cumulative total return of the Fund’s benchmark, the Lehman Brothers 1-3 Year Municipal Bond Index. The cumulative total return of the Fund’s former benchmark, the Lehman Brothers Three-Year Municipal Bond Index, was 2.60% over the same time period. During the reporting period, the Fund generally maintained a higher average credit quality than the Index. Throughout the period, the Fund’s management team remained cautious about investing in lower rated securities unless appropriate from both a risk and return perspective. This strategy resulted in a slight drag on performance as lower rated securities outperformed their higher rated counterparts. Municipal Market Performance Demand for fixed income securities remained strong during the reporting period, with the municipal market posting positive returns throughout the yield curve. However, both heavy new issue supply and an Iraq-induced flight to quality limited the performance of the municipal market relative to other fixed income asset classes. After a record $358 billion in new issuance during 2002, supply for the first four months of 2003 grew by 20% over the same period in 2002. Growing tensions prior to the Iraq war and then concern over the length of the war created strong demand for Treasuries as investors sought a safe-haven until the final outcome became clear. The combination of these events has pushed the municipal market to historically inexpensive ratios relative to the Treasury and agency markets. Investment Objective The Fund seeks a high level of current income, consistent with relatively low volatility of principal, that is exempt from regular federal income tax. Portfolio Composition The Fund maintained an overall credit quality in the high AA range and the portfolio’s duration was between 1.9 and 2.6 years during the reporting period. The largest sector allocations in the Fund were in General Obligation, Pre-Refunded, and Transportation bonds.

P O R T F O L I O R E S U LT S Portfolio Highlights During the period, the Fund was overweight in securities maturing in one year and those maturing in four years and over. We believe this strategy was appropriate given the current steepness of the municipal yield curve. By owning bonds maturing in four years and over we were able to take advantage of the incremental yield pick-up offered by the historically steep curve. At the same time, the Fund’s shorter-term securities provide liquidity. When the yield curve flattens, we believe this strategy should outperform a portfolio that is concentrated in a particular maturity range, or a portfolio that spreads its holdings across all maturities. However, the yield curve steepened modestly during the reporting period, hampering performance of the Fund. We believe that our current strategy remains appropriate to take advantage of the historically steep yield curve. We thank you for your investment and look forward to your continued confidence. Goldman Sachs U.S. Fixed Income – Municipal Investment Management Team May 9, 2003

F U N D B A S I C S Short Duration Tax-Free Fund as of April 30, 2003 P E R F O R M A N C E R E V I E W 30-Day Lehman Lehman November 1, 2002– Fund Total Return 30-Day Taxable Standardized 1–3 Muni Three-Year Assets Under Management April 30, 2003 (based on NAV)1 Equivalent Yield2 Yield3 Bond Index4 Muni Bond Index5 Class A 1.72% 2.57% 1.67% 1.83% 2.60% $519.8 Million Class B 1.42 1.71 1.11 1.83 2.60 Class C 1.35 1.49 0.97 1.83 2.60 Institutional 1.92 3.23 2.10 1.83 2.60 Service 1.67 2.48 1.61 1.83 2.60 1 The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and N A S D A Q S Y M B O L S other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges. 2 The Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Yield by 1 minus the highest 2003 federal income tax rate of 35%. Class A Shares 3 The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, GSDTX therefore, may not be correlated with the dividends or other distributions paid to shareholders. 4 Effective November 22, 2002, the Lehman Brothers 1-3 Year Municipal Bond Index replaced the Lehman Brothers Three-Year Municipal Bond Index as the Fund’s benchmark. In an attempt to lower the Fund’s volatility, the Investment Adviser lowered the Fund’s duration from 2.5 years to 2.2 years. As a result, the Lehman Brothers Three-Year Municipal Bond Index was no longer an appropriate benchmark against which to measure the Fund’s Class B Shares performance in the Investment Adviser’s opinion, and as such the Lehman Brothers 1-3 Year Municipal Bond Index became the Fund’s new index, as its duration range is more consistent with that of the Fund. The Lehman Brothers 1-3 Year Municipal Bond Index, an unmanaged index, represents investment grade municipal bonds with maturities greater than one year and less than 4 years, and does not reflect any deduction for fees, expenses or taxes. GSDBX 5 The Lehman Brothers Three-Year Municipal Bond Index, an unmanaged index, does not reflect any deduction for fees, expenses or taxes. Class C Shares S T A N D A R D I Z E D T O T A L R E T U R N S 6 For the period ended 3/31/03 Class A Class B Class C Institutional & nbsp; Service GSTCX One Year 3.36% 2.85% 3.71% 5.93% 5.52% Five Years 3.603.433.294.453.93 Ten Years N/A N/A N/A 4.35 N/A Institutional Sh ares Since Inception 3.99 3.70 3.40 4.48 4.17 (5/1/97) (5/1/97) (8/15/97) (10/1/92) (9/20/94) GSDUX 6 The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 2% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (2% maximum declining to 0% after three years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, Service Shares such a charge is not applied to their Standardized Total Returns. Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in GSFSX effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. P O R T F O L I O C O M P O S I T I O N A S O F 4 / 3 0 / 0 3 7 Sector Allocation General Obligations 27.0% Insured General Obligations 10.2% Revenue Bonds 23.6 Variable Rate Demand Notes 4.8 Insured Revenue Bonds 22.3 Escrow to Maturity 0.8 Pre-refunded 11.3 Credit Allocation* (%): AAA 63.7% AA 27.0% A 6.0% BBB 3.2% 7 The Fund is actively managed and, as such, its composition may differ over time. Figures represent a percentage of total portfolio investments that have settled and include an offset to cash equivalents relating to all unsettled trades and, therefore, may not sum to 100%. 4 *Note: Reflects NRSRO (nationally recognized statistical rating organization) rating or internal rating if not rated.

P O R T F O L I O R E S U LT S Municipal Income Fund Dear Shareholder, This report provides an overview of the performance of the Goldman Sachs Municipal Income Fund during the six-month reporting period that ended April 30, 2003. Performance Review Over the six-month period that ended April 30, 2003, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of 3.07%, 2.69%, 2.62%, 3.21%, and 3.01%, respectively. These returns compare to the 3.59% cumulative total return of the Fund’s benchmark, the Lehman Brothers Aggregate Municipal Bond Index. The Fund’s modest overweight in the Airline sector and several holdings whose credit ratings fell detracted from results. Municipal Market Performance Demand for fixed income securities remained strong during the reporting period, with the municipal market posting positive returns throughout the yield curve. However, both heavy new issue supply and an Iraq-induced flight to quality limited the performance of the municipal market relative to other fixed income asset classes. After a record $358 billion in new issuance during 2002, supply for the first four months of 2003 grew by 20% over the same period in 2002. Growing tensions prior to the Iraq war and then concern over the length of the war created strong demand for Treasuries as investors sought a safe-haven until the final outcome became clear. The combination of these events has pushed the municipal market to historically inexpensive ratios relative to the Treasury and agency markets. Investment Objective The Fund seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital. Portfolio Composition The Fund maintained an overall credit quality in the AA range and the portfolio’s duration was between 7.0 and 8.5 years. The largest sector allocations in the Fund were in the Hospital, Corporate Utilities, and General Obligation bonds. With yield spreads still at wide levels, the Fund remains overweight in both “A” rated and “BBB” rated securities.

P O R T F O L I O R E S U LT S Portfolio Highlights The Fund’s modest overweight in the Airline sector continues to hamper performance. This sector remained under pressure due to the slowing economy, the Iraq war, and most recently the SARS outbreak. We remain confident that the positions currently held by the Fund are of strategic importance to the airlines and should perform well over time. The Fund’s performance was also hurt by the credit deterioration of its positions in New York City IDA Civic Facility RB for Polytechnic University Project Series 2000 and in Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001. The Fund continues to hold these securities as we believe they offer value at their current levels. We will continue to monitor both holdings. We thank you for your investment and look forward to your continued confidence. Goldman Sachs U.S. Fixed Income – Municipal Investment Management Team May 9, 2003

F U N D B A S I C S Municipal Income Fund as of April 30, 2003 P E R F O R M A N C E R E V I E W November 1, 2002– Fund Total Return 30-Day Taxable 30-Day Lehman Aggregate April 30, 2003 (based on NAV)1 Equivalent Yield2 Standardized Yield3 Municipal Bond Index4 Assets Under Management Class A 3.07% 5.68% 3.69% 3.59% Class B 2.69 4.80 3.12 3.59 $227.7 Million Class C 2.62 4.83 3.14 3.59 Institutional 3.21 6.57 4.27 3.59 Service 3.01 N/A N/A 3.59 1 The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges. 2 The Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Yield by 1 minus N A S D A Q S Y M B O L S the highest 2003 federal income tax rate of 35%. 3 The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month- Class A Shares end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. GSMIX 4 The Lehman Brothers Aggregate Municipal Bond Index is an unmanaged broad-based total return index composed of approximately 8,000 investment grade, fixed rate, and tax-exempt issues, with a remaining maturity of at least one year. The Index figures do not reflect any deduction for fees, expenses or taxes. Class B Shares S T A N D A R D I Z E D T O T A L R E T U R N S 5 For the period ended 3/31/03 Class A Class B Class C InstitutionalService GSMBX One Year 2.95% 1.80% 5.94% 8.22% 7.71% Five Years 3.84 3.61 4.03 5.20 4.78 Since Inception 5.09 5.24 4.50 5.67 5.57 Class C Shares (7/20/93) (5/1/96) (8/15/97) (8/15/97) (7/20/93)6 5 The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They GSMUX assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. Institutional Shares 6 Performance data for Service Shares prior to 8/15/97 (commencement of operations) is that of Class A Shares (excluding the impact of front-end sales charges applicable to Class A Shares since Service Shares are not subject to any sales charges). Performance of Class A Shares in the Fund reflects the expenses applicable to the Fund’s Class A Shares. The fees applicable to Service Shares are different from those applicable to Class A Shares which GSMTX impact performance ratings and rankings for a class of shares. Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in Service Shares effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. GSMEX P O R T F O L I O C O M P O S I T I O N A S O F 4 / 3 0 / 0 3 7 Sector Allocation Revenue Bonds 45.1% General Obligations 7.1% Insured Revenue Bonds 32.7 Pre-Refunded 3.8 Insured General Obligations 7.9 Escrow to Maturity 3.4 Credit Allocation* (%): AAA 50.6% AA 12.4% A 14.9% BBB 20.2% BB 1.5% B 0.3% Below B 0.1% 7 The Fund is actively managed and, as such, its composition may differ over time. Figures represent a percentage of total portfolio investments that have settled and include an offset to cash equivalents relating to all unsettled trades and, therefore, may not sum to 100%. *Note: Reflects NRSRO (nationally recognized statistical rating organization) rating or internal rating if not rated.

P O R T F O L I O R E S U LT S High Yield Municipal Fund Dear Shareholder, This report provides an overview of the performance of the Goldman Sachs High Yield Municipal Fund during the six-month reporting period that ended April 30, 2003. Performance Review Over the six-month period that ended April 30, 2003, the Fund’s Class A, B, C, and Institutional Shares generated cumulative total returns, without sales charges, of 3.21%, 2.83%, 2.83% and 3.42%, respectively. These returns compare to the 5.36% and 3.59% cumulative total returns of the Fund’s benchmarks, the Lehman Brothers High Yield Municipal Bond Index and the Lehman Brothers Aggregate Municipal Bond Index, respectively. The Fund’s underperformance versus its benchmarks was largely due to the Fund’s exposure to the Tobacco sector. Municipal Market Performance Demand for fixed income securities remained strong during the reporting period, with the municipal market posting positive returns throughout the yield curve. However, both heavy new issue supply and an Iraq-induced flight to quality limited the performance of the municipal market relative to other fixed income asset classes. After a record $358 billion in new issuance during 2002, supply for the first four months of 2003 grew by 20% over the same period in 2002. Growing tensions prior to the Iraq war and then concern over the length of the war created strong demand for Treasuries as investors sought a safe-haven until the final outcome became clear. The combination of these events has pushed the municipal market to historically inexpensive ratios relative to the Treasury and agency markets. Investment Objective The Fund seeks a high level of current income that is exempt from regular federal income tax and may also consider the potential for capital appreciation. Portfolio Composition The Fund remains overweight in several sectors that we believe continue to offer value from both a credit perspective and a spread perspective. For example, it is our belief that the Health Care sector has improved as hospitals have worked to enhance their balance sheets, the Utility sector has benefited from better liquidity over the past three months, and the Land Secured/Assessment area remains attractive. The Fund continues to benefit from an underweight in the corporate airline-backed sector. This sector was pressured throughout the reporting period by the slowing economy, the Iraq war, concern over terrorism, and most recently the SARS outbreak. We remain vigilant in monitoring developments in this sector and will look to reduce the underweight position as the fundamentals for the industry improve.

P O R T F O L I O R E S U LT S Portfolio Highlights The Fund’s underperformance relative to both the Lehman Brothers Aggregate Municipal Bond Index and the Lehman Brothers High Yield Municipal Index was primarily due to an overweight position in the Tobacco sector. The bonds declined in value when Altria Group, Inc. (formerly Philip Morris Companies) received an adverse ruling in a class action suit that alleged that it used deceptive marketing practices in the sale of light cigarettes. The judge further ruled that Philip Morris must post a $12 billion bond if it wanted to appeal the decision. The company stated that this requirement would force them into bankruptcy and, unless relief was granted, it would not be able to make its annual $2.4 billion tobacco Master Settlement Agreement (“MSA”) payment. The MSA payment is used, in part, to pay debt service on tobacco settlement bonds. Altria Group, Inc.’s (formerly Philip Morris Companies) securities did stabilize however, after the judge significantly reduced the bonding requirement and the firm’s MSA payment was subsequently made. We thank you for your investment and look forward to your continued confidence. Goldman Sachs U.S. Fixed Income -Municipal Investment Management Team May 9, 2003

F U N D B A S I C S High Yield Municipal Fund as of April 30, 2003 P E R F O R M A N C E R E V I E W Lehman Fund 30-Day 30-Day Lehman High Aggregate Assets Under Management November 1, 2002– Total Return Taxable Standardized Yield Municipal Municipal April 30, 2003 (based on NAV)1 Equivalent Yield2 Yield3 Bond Index4 Bond Index5 $1.3 Billion Class A 3.21% 7.82% 5.08% 5.36% 3.59% Class B 2.83 7.03 4.57 5.36 3.59 Class C 2.83 7.03 4.57 5.36 3.59 Institutional 3.42 8.80 5.72 5.36 3.59 1 The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and N A S D A Q S Y M B O L S other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges. 2 The Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Yield by 1 minus the highest 2003 federal income tax rate of 35%. Class A Shares 3 The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number GHYAX is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. 4 The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. The Index does not include any deduction for fees, expenses or taxes. Class B Shares 5 The Lehman Brothers Aggregate Municipal Bond Index is an unmanaged broad-based total return index composed of approximately 8,000 investment grade, fixed rate, and tax-exempt issues, with a remaining maturity of at least one year. The Index does not reflect any deduction for fees, expenses or taxes. GHYBX S T A N D A R D I Z E D T O T A L R E T U R N S 6 For the period ended 3/31/03 Class A Class B Class C Institutional Class C Shares One Year 0.83% -0.42% 3.77% 5.92% Since Inception 5.43 5.22 6.26 7.49 GHYCX (4/3/00) 6 The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of Institutional Shares 4.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. GHYIX Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. P O R T F O L I O C O M P O S I T I O N A S O F 4 / 3 0 / 0 3 7 Sector Allocation Revenue Bonds 87.9% General Obligations 3.1% Insured Revenue Bonds 5.6 Escrow to Maturity 0.5 Insured General Obligations 4.1 Cash -1.2† Credit Allocation* (%): AAA 13.2% AA 2.1% A 10.8% BBB 15.2% BB 47.2% B 11.1% Below B 0.3% 7 The Fund is actively managed and, as such, its composition may differ over time. Figures represent a percentage of total portfolio investments that have settled and include an offset to cash equivalents relating to all unsettled trades and, therefore, may not sum to 100%. *Note: Reflects NRSRO (nationally recognized statistical rating organization) rating or internal rating if not rated. † Negative cash figure indicates a percentage of unsettled trades as of 4/30/03.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments
April 30, 2003 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – 92.7%

Alabama – 1.6%
Alabama 21st Century Authority RB for Tobacco Settlement Revenue Series 2001 (A-/A1)
$2,000,000	5.25%	12/01/2005	$2,017,600
Birmingham Jefferson Alabama Civic Center Authority Special Tax Refunding Series 2002 A (FSA) (AAA/Aaa)
3,000,000	5.25	01/01/2007	3,320,730
Huntsville Alabama GO Warrants Series 1995 A (AA/Aa2)
1,635,000	6.25	02/01/2006	1,780,433
Mobile County Alabama GO Bonds Refunding Warrants Series 2002 (MBIA) (AAA/Aaa)
1,000,000	4.00	02/01/2004	1,020,670

			$8,139,433

Arizona – 2.4%
Arizona State Transportation Board Excise Tax RB for Maricopa County Regional Area Road Fund Series 2001 (AA/Aa2)
$2,000,000	5.00%	07/01/2005	$2,151,440
Arizona State Transportation Board RB GANS Series 2001 (MBIA) (AAA/Aaa)
1,950,000	5.25	01/01/2006	2,132,676
Maricopa County Arizona Community College District GO Bonds Project 1994 Series 1999 C (AA/Aaa)
3,235,000	5.25	07/01/2005	3,497,779
Phoenix Arizona Civic Improvement Corp. Water System RB Junior Lien Series 1996 (AA)^
2,150,000	5.90	07/01/2006	2,434,746
Salt River Agricultural Improvement & Power District Electric System RB for Salt River Project Series 2001 A (AA/Aa2)
2,000,000	5.25	01/01/2006	2,184,640

			$12,401,281

Arkansas – 0.1%
Arkansas State Development Finance Authority Hospital RB for Washington Regional Medical Center Series 2000 (BBB-/Baa3)
$510,000	6.10%	02/01/2004	$519,894

California – 3.4%
California State Department Water Resources Power Supply RB Series 2002 A (BBB+/A3)
$5,000,000	5.50%	05/01/2005	$5,347,650
California State GO Bonds Series 1992 (FGIC) (AAA/Aaa)
5,000,000	8.00	11/01/2007	5,742,450
Golden State Tobacco Securitization Corp California Tobacco Settlement RB Series 2003-A-1 (A-/A3)
2,000,000	5.00	06/01/2021	1,924,600
Los Angeles California Unified School District GO Bonds Series 2003 A (MBIA) (AAA/Aaa)
1,050,000	5.25	07/01/2012	1,195,940
400,000	5.00	07/01/2013	446,764
Santa Clara County California Financing Authority RB Measure B Transportation Improvement Program Series 2003 (A2)
1,550,000	5.00	08/01/2006	1,694,057
Santa Clara County California Financing Authority Special Obligation RB Measure B Transportation Improvement Program Series 2003 (A2)
400,000	5.00	08/01/2005	429,600
Truckee-Donner Public Utility District of California COPS Series 2003 A (ACA) (A)
1,000,000	3.50	01/01/2006	1,032,810

			$17,813,871

Colorado – 0.2%
Colorado Department of Transportation RANS Series 2001 A (MBIA) (AAA/Aaa)
$1,000,000	5.50%	06/15/2006	$1,114,980

Connecticut – 0.4%
Connecticut State GO Bonds Unrefunded Balance Series 1993 E (AA/Aa2)
$2,000,000	4.75%	03/15/2007	$2,076,880

Florida – 2.6%
Escambia County Florida Health Facilities Authority RB Ascension Health Credit Series 2003 A (AA/Aa2)
$1,700,000	2.50%	11/15/2005	$1,736,482
Florida State Board of Education GO Bonds for Public Education Series 1998 B (AA+/Aa2)
2,000,000	6.00	06/01/2006	2,255,700
Jacksonville Florida Sales Tax RB Series 2001 (AMBAC) (AAA/Aaa)
2,805,000	5.00	10/01/2004	2,951,477
Miami Dade County Florida School Board COPS Series 2003 A (MBIA) (AAA/Aaa)f
6,000,000	5.00	08/01/2008	6,640,560

			$13,584,219

Georgia – 2.0%
Atlanta Georgia GO Bonds Series 1994 A (AA-/Aa3)^
$1,000,000	6.13%	12/01/2004	$1,097,430
Bartow County Georgia GO Bonds Sales Tax Series 2003 (MBIA) (AAA/Aaa)
4,000,000	5.00	02/01/2006	4,351,680
Gwinnett County Georgia School District GO Bonds Refunding Series 2002 (AA+/Aaa)
1,835,000	4.50	02/01/2006	1,970,863
Metropolitan Atlanta Rapid Transit Authority Sales Tax RB Series 2001 (AA-/A1)
3,000,000	5.00	07/01/2004	3,128,970

			$10,548,943

The accompanying notes are an integral part of these financial statements.       11

 GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)
April 30, 2003 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Idaho – 0.6%
Boise-Kuna Idaho Irrigation District (AMBAC) (AAA/Aaa)
$2,750,000	5.00%	07/01/2006	$3,020,490

Illinois – 4.0%
Chicago Illinois Tax Increment RB for Central Loop Redevelopment Series 2000 A (ACA) (A)
$1,000,000	6.50%	12/01/2006	$1,130,740
Chicago Illinois Transit Authority RB Capital Grantor Receipts Series 2003 A (AMBAC) (AAA/Aaa)
5,000,000	4.00	06/01/2005	5,153,550
Illinois Development Finance Authority RB for Revolving Fund Master Trust Series 2002 (Aaa)
2,500,000	5.00	03/01/2007	2,750,375
Illinois Educational Facilities Authority RB for Loyola University Chicago Series 1991 A (ETM) (AAA)
1,500,000	7.00	07/01/2007	1,757,325
Illinois State GO Bonds First Series 2002 (MBIA) (AAA/Aaa)
2,000,000	5.00	07/01/2005	2,147,000
Illinois State GO Bonds Refunding First Series 2002 (MBIA) (AAA/Aaa)
3,000,000	5.25	08/01/2010	3,394,200
Metropolitan Pier & Exposition Authority Illinois Dedicated State Tax RB for McCormick Place Expansion Series 2002 A (MBIA) (AAA/Aaa)
2,875,000	5.25	06/15/2010	3,249,354
Metropolitan Pier and Exposition Authority Hospitality Facilities RB for McCormick Place Series 1996 (ETM) (AAA)
945,000	5.75	07/01/2006	1,005,168

			$20,587,712

Indiana – 1.4%
Indiana Bond Bank RB Common School Fund Advance Purchase Funding Series 2001 (AMBAC) (AAA/Aaa)
$1,750,000	5.00%	02/01/2005	$1,856,260
Indiana Health Facilities Financing Authority Hospital RB for Community Foundation Northwest Industry Series 2001 A (BBB-)
500,000	5.50	08/01/2006	516,705
IPS School Building Corp. RB for Indiana First Mortgage Series 1994 (AAA)^
4,750,000	6.10	07/15/2004	5,123,540

			$7,496,505

Kentucky – 0.7%
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA) (AAA/Aaa)§
1,775,000	0.00/5.25	10/01/2007	1,743,938
Kentucky State Property & Building Community RB for Project No. 74 Series 2002 (A+/Aa3)
2,000,000	5.25	02/01/2005	2,129,640

			$3,873,578

Louisiana – 0.8%
Louisiana State GO Bonds Series 1998 A (AMBAC) (AAA/Aaa)
$1,850,000	5.50%	04/15/2005	$1,992,746
Louisiana State GO Bonds Series 1994 A (AMBAC) (AAA/Aaa)^
2,080,000	6.00	05/01/2004	2,221,752

			$4,214,498

Maine – 0.6%
Maine Health & Higher Educational Facilities Authority RB Series 1994 B (FSA) (AAA/Aaa)^
$2,695,000	7.10%	07/01/2004	$2,932,672

Maryland – 7.9%
Anne Arundel County Maryland GO Bonds Series 2003 (AA+/Aa1)
$5,000,000	5.00%	03/01/2006	$5,462,800
Maryland State Department of Transportation County Transportation RB Refunding Series 2003 (AA/Aa2)
15,000,000	4.00	12/15/2005	15,976,350
Maryland State GO Bonds Capital Improvement State and Local Facilities 1st Series 2003 A (AAA/Aaa)
15,000,000	5.25	03/01/2006	16,526,400
Maryland State GO Bonds State & Local Facilities Loan 2nd Series 2001 (AAA/Aaa)
3,000,000	5.00	07/15/2005	3,235,260

			$41,200,810

Massachusetts – 4.0%
Framingham Massachusetts BANS GO Bonds (MIG1)
$2,500,000	2.50%	03/01/2005	$2,546,100
Massachusetts State GO Bonds Consumer Loan Series 1996 A (MBIA) (AAA/Aaa)^
2,000,000	5.13	01/01/2006	2,200,060
Massachusetts State GO Bonds Refunding Series 2003 C (AA-/Aa2)
12,500,000	5.00	12/01/2005	13,599,750
Massachusetts State Health & Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/Aaa)
2,000,000	5.25	07/01/2009	2,241,300

			$20,587,210

12       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Michigan – 2.7%
Detroit Michigan Series 1995 (FGIC/TCRS) (AAA/Aaa)
$1,500,000	6.25%	04/01/2005	$1,636,605
Holly Michigan Area School District GO Bonds Refunding Series 1995-1999 (FGIC)(Q-SBLF) (AAA/Aaa)^
6,850,000	5.63	05/01/2005	7,489,448
Michigan Municipal Bond Authority RB for Clean Water Revolving Fund Series 1998 (AAA/Aaa)
1,310,000	5.00	10/01/2004	1,378,028
University of Michigan RB Refunding General Series 2003 (AA+/Aaa)
1,500,000	4.00	04/01/2005	1,572,480
Waterford Michigan School District GO Bonds Series 1995 (FGIC) (Q-SBLF) (AAA/Aaa)^
1,900,000	6.10	06/01/2004	2,020,384

			$14,096,945

Minnesota – 0.5%
Minneapolis Minnesota Health Care Systems RB for Fairview Health Services Series 2002 B (MBIA) (AAA/Aaa)
$1,430,000	5.13%	05/15/2008	$1,590,217
Minnesota State GO Bonds Series 1996 (AAA/Aaa)
1,000,000	5.50	05/01/2005	1,080,550

			$2,670,767

Mississippi – 0.3%
Mississippi State Highway RB Series No. 39 for Four Lane Highway Program Series 1999 (AAA/Aa1)
$1,500,000	5.00%	06/01/2003	$1,504,140

Missouri – 2.1%
Cameron Missouri IDA Health Facilities RB for Cameron Community Hospital Series 2000 (ACA) (A)
$980,000	5.88%	12/01/2006	$1,083,851
Kansas City Missouri Metropolitan Community Colleges Building Corp. RB Refunding Leasehold Junior College Series 2003 A (FGIC) (Aaa)
5,355,000	5.00	07/01/2006	5,890,393
St Louis Missouri Municipal Finance Corp. Leasehold RB Refunding Series 1993 A (AMBAC) (AAA/Aaa)^
4,000,000	5.50	07/15/2003	4,114,240

			$11,088,484

Nevada – 6.4%
Carson City Hospital RB for Tahoe Hospital Project Series 2002(A)
2,070,000	5.25	09/01/2005	2,156,195
Clark County Airport RB Series 1998 A (MBIA) (AAA/Aaa)
1,250,000	6.00	07/01/2008	1,437,875
Clark County Nevada School District GO Bonds Refunding Series 2003 A (FGIC) (AAA/Aaa)
10,000,000	5.00	06/01/2006	10,993,100
Las Vegas Valley Nevada Water District GO Bonds Refunding Water & Improvement Series 2003 A (FGIC) (AAA/Aaa)
5,000,000	5.00	06/01/2005	5,367,400
Las Vegas Valley Nevada Water District GO Bonds Refunding Series 2003 B (MBIA) (AAA/Aaa)
6,375,000	5.00	06/01/2007	7,090,147
Nevada Department of Business and Industry Capital Appreciation RB for Las Vegas Monorail Series 2000 (AMBAC) (AAA/Aaa)°
800,000	5.01	01/01/2007	724,768
Nevada State GO Bonds Series 1995 C (AA/Aa2)
1,475,000	6.50	05/01/2005	1,623,577
Reno Nevada GO Bonds Refunding Capital Improvement Series 2003 (FGIC) (AAA/Aaa)
2,465,000	4.00	04/01/2004	2,529,657
Washoe County Gas and Water Facilities RB for Sierra Pacific Power Co. Series 1987 (AMBAC) (AAA/Aaa)
1,300,000	6.30	12/01/2014	1,331,239

			$33,253,958

New Hampshire – 0.3%
New Hampshire Health and Educational Authority Hospital RB Series 2001 (Baa1)f
$725,000	5.25%	10/01/2004	$753,065
New Hampshire Higher Educational and Health Facilities Authority RB for Frisbie Memorial Hospital Series 1993 (A3)
750,000	6.13	10/01/2013	768,705

			$1,521,770

New Jersey – 2.7%
New Jersey Economic Development Authority RB First Mortgage Keswick Pines Project Series 1993 (AAA/AAA)^
$1,920,000	8.75%	01/01/2004	$2,060,333
New Jersey Economic Development Authority RB for Market Transition Facility Series 2001 A (MBIA) (AAA/Aaa)
2,900,000	5.00	07/01/2005	3,117,645
New Jersey Health Care Facilities Financing Authority RB for South Jersey Hospital Series 2002 (Baa1)
2,555,000	5.00	07/01/2005	2,696,419
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson University Series 2002 D (ACA) (A)
335,000	5.00	07/01/2005	356,457
355,000	5.00	07/01/2006	384,117
New Jersey State Transit Corp. RB for Capital GANS Series 2000 B (AMBAC) (AAA/Aaa)
2,000,000	5.50	02/01/2005	2,140,340

The accompanying notes are an integral part of these financial statements.       13

 GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)
April 30, 2003 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

New Jersey – (continued)
New Jersey State Transportation Trust Fund Authority RB for Transportation Systems Series 1995 B (MBIA) (AAA/Aaa)^
$2,000,000	5.75%	06/15/2005	$2,221,400
Tobacco Settlement Financing Corp. RB Series 2003 (A-/A3)
1,000,000	4.38	06/01/2019	905,400

			$13,882,111

New Mexico – 0.7%
New Mexico State GO Bonds Capital Projects Series 2003 (AA+/Aa1)
$3,350,000	5.00%	03/01/2006	$3,649,423

New York – 8.0%
Battery Park City Authority RB Series 1993 A (AAA/Aa3)
$2,000,000	5.50%	11/01/2010	$2,076,020
Nassau County GO Bonds Series 1997 A (FGIC) (AAA/Aaa)
900,000	5.00	07/01/2004	939,222
New York City Health & Hospital Corp. RB for Health System Series 2003 A (AMBAC) (AAA/Aaa)
5,000,000	5.00	02/15/2006	5,435,750
New York City IDA Civic Facilities RB for Polytechnical University Project (BBB-/Baa3)
200,000	5.10	11/01/2005	207,032
250,000	5.20	11/01/2007	256,523
New York City Municipal Water Finance Authority RB for Water and Sewer Systems Series 1993 B (AA/Aa2)
1,000,000	5.20	06/15/2005	1,051,810
New York GO Bonds Series 1995 D (A/AAA)^
1,500,000	6.00	02/15/2005	1,639,515
New York GO Bonds Series 1995 E (A2/A)
1,465,000	6.50	02/15/2004	1,526,296
New York GO Bonds Series 1992 A (A/A2)
30,000	6.25	08/01/2003	30,363
New York State Dormitory Authority RB for State University Educational Facilities Series 1997 (AA-/A3)^
9,700,000	5.13	05/15/2008	11,060,619
New York State Dormitory Authority RB for City University System (AA-)
1,250,000	5.00	01/01/2006	1,346,150
2,250,000	5.00	01/01/2007	2,441,160
New York State GO Bonds Refunding Series 1995 C (AA/A2)
2,000,000	6.00	10/01/2004	2,131,640
New York State Power Authority Revenue & General Purpose RB Series 1998 A (AA-/Aa2)
2,000,000	5.50	02/15/2006	2,204,720
New York State Thruway Authority Service Contract RB for Local Highway & Bridge Series 2002 (AA-/A3)
2,000,000	5.00	04/01/2006	2,173,820
New York State Urban Development Corp. RB Series 2002 A (AA-)
1,000,000	5.00	01/01/2005	1,055,140
Orange County New York Industrial Development Agency Life Care Community RB for The Glen Arden Income Project Series 1994 (AAA)^
4,000,000	8.88	01/01/2005	4,539,720
Otsego County New York Industrial Development Agency Civic Facilities RB for Hartwick College Project Series 2002 A (Baa3)
405,000	3.75	07/01/2003	405,956
585,000	4.25	07/01/2004	598,391
610,000	4.75	07/01/2005	638,218

			$41,758,065

North Carolina – 5.8%
North Carolina Eastern Municipal Power Agency Revenue Series 1996 A (MBIA) (AAA/Aaa)
$2,000,000	6.00%	01/01/2006	$2,227,860
North Carolina Eastern Municipal Power Agency RB Refunding Series 2003 C (BBB/Baa3)
1,190,000	5.00	01/01/2008	1,268,218
North Carolina GO Bonds for Public Improvement Series 2001 A (AAA/Aa1)
1,000,000	4.50	03/01/2004	1,028,320
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (BBB+/Baa1)
2,000,000	5.00	01/01/2005	2,092,500
North Carolina State GO Bonds for Public Improvement Series 2001 A (AAA/Aa1)
5,725,000	4.50	03/01/2007	6,233,552
Wake County North Carolina GO Bonds for Public Improvement Series 2003 A (AAA/Aaa)
17,000,000	3.00	04/01/2005	17,519,350

			$30,369,800

Ohio – 2.6%
Cleveland Ohio City School District RANS RB (AMBAC) Series 1997 (AAA/Aaa)
$2,000,000	5.50%	06/01/2006	$2,228,440
Cleveland Ohio Waterworks RB Series 2001 J (AA-/Aa3)
1,750,000	5.00	01/01/2004	1,794,432
Ohio Air Quality Development Authority RB for Ohio Edison Co. Series 1999 C (BBB-/Baa2)f
1,000,000	5.80	12/01/2004	1,032,610
Ohio GO Bonds for Higher Educational Capital Facilities Series 2000 A (AA+/Aa1)
2,000,000	5.00	02/01/2004	2,057,520
1,775,000	5.00	02/01/2007	1,956,423
Ohio State GO Bonds for Capital Appreciation Refunding & Improvement Series 2003 E (AA+/Aa1)°
1,000,000	1.50	08/01/2004	981,410
Ohio State Water Development Authority PCRB VRDN Refunding Cleveland Electric Series 1998 A (BBB/Baa2)f
1,350,000	3.40	10/01/2004	1,345,019

14       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Ohio – (continued)
Ohio State Water Development Authority RB for Refunding Water Development Pure Water (AMBAC) (AAA/Aaa)
$1,000,000	5.00%	06/01/2006	$1,099,310
Ohio Water Development Authority RB for Safe Water Series 1997 (AMBAC) (AAA/Aaa)
1,000,000	5.25	12/01/2004	1,062,230

			$13,557,394

Oklahoma – 0.2%
Grand River Dam Authority RB Series 1993 (BBB+/A2)
$750,000	5.75%	06/01/2006	$835,763

Oregon – 0.7%
Marion County GO Bonds for School District No. 103C Woodburn Series 1995 A (FGIC) (AAA/Aaa)^
$3,100,000	5.65%	11/01/2005	$3,425,159

Pennsylvania – 6.2%
Delaware County IDA PCRB for Peco Energy Co. Project Series 1999 A (BBB+/A3)f
$500,000	5.20%	10/01/2004	$519,860
Delaware River Port Authority Pennsylvania & New Jersey RB Refunding Port District Project Series 2001 A (FSA) (AAA/Aaa)
5,085,000	5.25	01/01/2008	5,696,573
Harrisburg Pennsylvania Authority RB for Pooled Bond Program Series 1996 I (MBIA) (AAA/Aaa)^
3,000,000	5.63	04/01/2006	3,395,940
Lycoming County Authority Hospital RB for Williamsport Hospital Obligation Group Series 1995 (Connie Lee Insurance) (AAA)
2,250,000	6.00	11/15/2005	2,399,130
Pennsylvania GO Bonds First Series 2001 (AA/Aa2)
2,000,000	5.00	01/15/2005	2,120,800
1,000,000	5.00	01/15/2010	1,112,140
Pennsylvania GO Bonds Series 2002 (AA/Aa2)
2,000,000	5.00	02/01/2006	2,178,080
Pennsylvania Hills Township GO Bonds Series 1995 (AMBAC) (AAA/Aaa)
750,000	5.00	12/01/2006	813,802
Pennsylvania State GO Bonds First Series 2003 (MBIA) (AAA/Aaa)
5,000,000	5.00	01/01/2005	5,295,150
Pennsylvania State IDA RB for Economic Development Series 1996 (AMBAC) (AAA/Aaa)
4,000,000	6.00	07/01/2007	4,602,200
Philadelphia Water and Wastewater RB Series 1999 (AMBAC) (AAA/Aaa)
750,000	5.00	12/15/2006	834,645
Sayre Health Care Facilities Authority RB for Guthrie Health Issue Series 2002 B (A-)
1,020,000	2.75	12/01/2003	1,028,690
Southern Chester County Health & Higher Education Authority Mortgage RB for Medical Center Project Series 1998^
290,000	5.25	06/01/2004	302,569
Southern Chester County Health & Higher Education Authority Mortgage RB for Medical Series 1997 A^
2,000,000	6.30	06/01/2003	2,007,380

			$32,306,959

Puerto Rico – 3.8%
Puerto Rico Commonwealth GO Bonds Series 1993 (MBIA-IBC) (AAA/Aaa)
$4,000,000	5.50%	07/01/2008	$4,578,200
Puerto Rico Commonwealth GO Bonds Series 2002 (A-/Baa1)
2,000,000	5.00	07/01/2003	2,011,580
1,000,000	5.00	07/01/2004	1,040,750
Puerto Rico Commonwealth GO Bonds Series 2003 C (MBIA) (AAA/Aaa)f
5,000,000	5.00	07/01/2008	5,538,500
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2003 AA (A/Baa1)
3,000,000	5.00	07/01/2005	3,192,150
Puerto Rico Public Buildings Authority RB GTD Government Facilities Series 1997 B (MBIA) (AAA/Aaa)
3,000,000	4.55	07/01/2005	3,201,240

			$19,562,420

South Carolina – 1.2%
South Carolina GO Bonds for Capital Improvement Series 2001 B (AAA/Aaa)
$1,000,000	5.50%	04/01/2005	$1,076,820
South Carolina State GO Bonds for Capital Improvement Series 2003 C (AAA/Aaa)
3,000,000	4.00	01/01/2006	3,183,180
South Carolina State Public Service Authority RB Refunding Series 2002 D (FSA) (AAA/Aaa)
2,000,000	5.00	01/01/2009	2,222,780

			$6,482,780

Tennessee – 0.4%
Johnson City Health and Educational Facilities Board Hospital RB for First Mortgage Mountain States Series 2001 B (Baa2)f
$1,175,000	5.25%	07/01/2004	$1,178,948
Sullivan County Health, Educational & Housing Facilities Board RB for Wellmont Health Systems Project Series 2002 (BBB+)
670,000	5.00	09/01/2003	677,122

			$1,856,070

The accompanying notes are an integral part of these financial statements.       15

 GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)
April 30, 2003 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Texas – 9.8%
Arlington Texas Independent School District GO Bonds for Capital Appreciation Refunding Series 2003 (PSF-GTD) (Aaa)°
$1,500,000	1.70%	02/15/2005	$1,445,910
Austin Texas Utility System Revenue RB Refunding Combination Series 1995 (MBIA) (AAA/AAA)^
5,000,000	5.60	05/15/2025	5,423,600
Austin Texas Water & Wastewater Systems RB Refunding Series 2002 A (AMBAC) (AAA/Aaa)
2,500,000	5.00	11/15/2004	2,639,850
Bexar County RB Series 2000 (MBIA) (AAA/Aaa)
875,000	5.25	08/15/2003	885,027
Fort Worth Texas GO Bonds Refunding Series 2002 A (AA+/Aa1)
5,500,000	4.00	03/01/2004	5,629,195
Fort Worth Texas Water & Sewer Revenue RB Refunding & Improvement Series 1998 (AA/Aa2)
5,000,000	5.00	02/15/2007	5,495,150
Fort Worth Texas Water & Sewer Revenue RB Refunding & Improvement Series 2003 (AA/Aa2)
4,000,000	5.00	02/15/2006	4,353,160
Harris County Texas Health Facilities Development Corp. RB for Christus Health Series 1999 A (MBIA) (AAA/Aaa)
3,000,000	5.25	07/01/2007	3,313,620
Houston Texas GO Bonds Refunding Series 1997 A (AA-/Aa3)
2,425,000	5.50	03/01/2004	2,511,233
Odessa Texas Junior College District RB Series 1995 A (AAA/AAA)^
2,000,000	8.13	06/01/2005	2,292,680
Sabine River Authority PCRB for TXU Electric Co. Project Series 2001 C (BBB/Baa2)f
1,000,000	4.00	11/01/2003	999,880
Sam Rayburn Texas Municipal Power Agency RB Refunding (Radian) (AA)
2,000,000	5.00	10/01/2008	2,184,180
San Antonio Electric and Gas RB Series 2001 (AA+/Aa1)
1,000,000	5.00	02/01/2004	1,028,380
Texas State Turnpike Authority Central Texas Turnpike System RB BANS Second Tier Series 2002 A (AA/Aa3)
10,000,000	5.00	06/01/2008	11,105,800
Titus County Fresh Water RB for Southwestern Electric Power Co. Series 1991 A (Baa1)
1,445,000	8.20	08/01/2011	1,472,614

			$50,780,279

Utah – 1.3%
Utah Building Ownership Authority Lease RB for Capital Appreciation Series 1998 B (FSA) (AAA/Aaa)°
$2,000,000	3.67%	05/15/2005	$1,926,700
Utah County Utah Hospital RB for IHC Health Services Inc. Series 2002 (AA+/Aa2)
1,500,000	5.00	05/15/2005	1,597,320
Utah State GO Bonds Series 2002 A (AAA/Aaa)
3,000,000	5.00	07/01/2005	3,223,830

			$6,747,850

Virginia – 1.8%
Fairfax County Sewer RB Series 1993 (AMBAC) (AAA/Aaa)
2,110,000	5.45	11/15/2008	2,195,518
Loudoun County for Public Improvement Series 2001 C (AA+/Aa1)
1,250,000	5.25	11/01/2006	1,402,863
Loudoun County Virginia GO Bonds Refunding & Public Improvement Series 2002 A (AA+/Aa1)
1,500,000	5.00	05/01/2004	1,557,825
Virginia College Building Authority Educational Facilities RB for 21st Century College Program Series 1999 (AA/Aa1)
2,000,000	4.75	02/01/2004	2,053,240
Virginia Commonwealth Transportation Board RANS for Federal Highway Reimbursement Series 2000 (AA+/Aa2)
1,000,000	5.50	10/01/2006	1,123,790
Winchester IDA Educational Facilities RB for First Mortgage Shenandoah University Series 1994 (Radian) (AA)^
1,000,000	6.75	10/01/2004	1,097,970

			$9,431,206

Washington – 1.1%
Washington State PublicPower Supply System Nuclear Project No 2 RB Series 1990 C (MBIA-IBC) (AAA/Aaa)°
$5,000,000	1.82%	07/01/2005	$4,807,750
Washington State Public Power Supply RB Refunding Series 1997 A (AMBAC) (AAA/Aaa)
1,000,000	5.00	07/01/2006	1,095,450

			$5,903,200

Wisconsin – 1.0%
Badger Power Marketing Authority Inc. RB for Transmission Delivery Facilities Series 1993 (AMBAC) (AAA/Aaa)
$1,450,000	5.30%	10/01/2008	$1,643,604
Wisconsin GO Bonds Series 1992 (AA-/Aa3)
1,300,000	6.10	05/01/2004	1,363,622
Wisconsin GO Bonds Series 2000 A (AA-/Aa3)
2,000,000	5.50	05/01/2005	2,156,600

			$5,163,826

Wyoming – 0.4%
Platte County PCRB for Basin Electric Power Series 1994 (AMBAC-TCRS) (AAA/Aaa)
$1,975,000	4.95%	01/01/2006	$2,139,853

TOTAL DEBT OBLIGATIONS
(Cost $476,233,956)			$482,101,198

16       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Other Municipals –1.0%

Municipal Mortgage & Equity LLC 1999 A Tax-Exempt MF Hsg. Certificates Series 1999 A-1f
$5,000,000	4.95%	08/15/2005	$5,211,850

TOTAL MUNICIPAL
(Cost $5,128,579)			$5,211,850

Short Term Investments –9.4%

Louisiana – 0.4%
East Baton Rouge Parish PCRB VRDN Refunding Exxon Project Series 1993 (A-1+/P1)#
$1,800,000	1.28%	05/01/2003	$1,800,000

Michigan – 0.6%
Michigan State Hospital Finance Authority RB VRDN Refunding Bon Secours Health Series 2002 B (FSA) (AAA/Aaa)#
$3,220,000	1.24%	05/01/2003	$3,220,000

New York – 3.2%
Long Island Power Authority New York Electric System RB VRDN Sub Series 1998 1B-RMKT(LOC-State Street Corp/Dexia Credit Local) (AA/Aa2)#
$1,600,000	1.30%	05/01/2003	$1,600,000
Nassau County IDA Civic Facility RB VRDN Refunding & Improvement for Cold Spring Harbor Series 1999 (SPA-Morgan Guaranty Trust exp: 3/26/04) (A-1+)#
3,000,000	1.30	05/01/2003	3,000,000
New York GO Bonds VRDN Subseries 1993 B-2 (LOC-Morgan Guaranty Trust Exp: 8/5/05) (AA+/Aa3)#
7,490,000	1.26	05/01/2003	7,490,000
New York City Transitional Finance Authority RB VRDN for New York City Recovery Series 2002 3 Subseries 3 E (SPA-Bank of New York exp: 8/01/05) (AA+/Aa2)#
1,300,000	1.30	05/01/2003	1,300,000
New York GO Bonds VRDN Subseries 1993 E2 (A-1+/Aa3)#
3,400,000	1.26	05/01/2003	3,400,000

			$16,790,000

North Carolina – 1.7%
North Carolina Medical Care Commission Health Care Facilities RB VRDN for Wake Forest University Subseries 2002 A (MBIA) (AAA/Aaa)#
8,725,000	1.22	05/01/2003	8,725,000

Texas – 1.9%
Harris County Texas Health Facilities Development Corp. RB VRDN for Methodist Hospital Series 2002 (A-1+/AA)#
$2,800,000	1.35%	05/01/2003	$2,800,000
Harris County Texas Health Facilities Development Corp. RB VRDN for Saint Lukes Episcopal Hospital Series 2001 B (A-1+/AA-)#
3,700,000	1.35	05/01/2003	3,700,000
Harris County Texas Industrial Development Corp. PCRB VRDN Series 1984 (A-1+/Aaa)#
3,400,000	1.28	05/01/2003	3,400,000

			$9,900,000

Wisconsin – 1.6%
Wisconsin State Health and Educational Facilities Authority RB VRDN for Ministry Health Care Series 1999 A (MBIA) (AAA/Aaa)#
$6,500,000	1.22%	05/07/2003	$6,500,000
Wisconsin State Health and Educational Facilities Authority RB VRDN for Ministry Health Care Series 1999 B (MBIA) (AAA/Aaa)#
1,775,000	1.22	05/07/2003	1,775,000

			$8,275,000

TOTAL SHORT TERM INVESTMENTS
(Cost $48,710,000)			$48,710,000

TOTAL INVESTMENTS
(Cost $530,072,535)			$536,023,048

°	Security is issued with a zero coupon. The interest rate disclosed for this maturity represents effective yield to maturity at date of purchase.

^	Prerefunded security. Maturity date disclosed is prerefunding date.

#	Variable rate security. Coupon rate disclosed is the rate in effect at April 30, 2003.

f	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

§	This security is issued with a zero coupon rate which increases to the stated rate at a set date in the future.

The accompanying notes are an integral part of these financial statements.       17

 GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)
April 30, 2003 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
ACA	—	Insured by American Capital Access
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
BANS	—	Bond Anticipation Notes
COPS	—	Certificates of Participation
ETM	—	Escrow to Maturity
FGIC	—	Insured by Financial Guaranty Insurance Co.
FSA	—	Insured by Financial Security Assurance Co.
GANS	—	Grant Anticipation Notes
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MBIA-IBC	—	Insured by Municipal Bond Investors Assurance-Insured Bond Certificates
MF Hsg.	—	Multi-family Housing
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
SPA	—	Stand-by Purchase Agreement
TCRS	—	Transferable Custodial Receipts
VRDN	—	Variable Rate Demand Notes

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

18       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments
April 30, 2003 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – 97.6%

Alaska – 2.5%
Alaska State Housing Finance Corp. Series 1999 A (MBIA) (AAA/Aaa)
$2,490,000	6.00%	06/01/2049	$2,616,118
Alaska State Housing Finance Corp. RB for General Mortgage Series 1997 A (MBIA) (AAA/Aaa)
2,000,000	6.00	06/01/2027	2,039,260
Northern Tobacco Securitization Corp. RB for Alaska Asset Backed Bonds Series 2001 (A-/A3)
1,500,000	5.50	06/01/2029	1,109,115

			$5,764,493

Arizona – 2.4%
Coconino County PCRB for Nevada Power Co. Project Series 1995 E (B-)
$1,000,000	5.35%	10/01/2022	$835,830
Maricopa County MF Hsg. IDA RB for Place Five and Greenery Apartments Series 1996 A (ETM) (AAA)
1,505,000	5.85	01/01/2008	1,644,529
Maricopa County United School District RB No. 41 (FSA) (AAA/Aaa)
2,500,000	6.25	07/01/2015	2,921,225

			$5,401,584

Arkansas – 3.2%
Arkansas Development Finance Authority Hospital RB for Washington Regional Medical Center Series 2000 (BBB-/ Baa3)
$5,000,000	7.25%	02/01/2020	$5,366,350
Paragould Sales and Use Tax Series 2001 (AMBAC) (AAA/Aaa)
1,000,000	5.10	06/01/2018	1,084,350
830,000	5.05	06/01/2021	865,109

			$7,315,809

California – 4.6%
Abag Finance Authority RB for Non-Profit Corp. San Diego Hospital Association Series 2001 A (BBB+/Baa1)
$1,000,000	6.13%	08/15/2020	$1,046,840
Abag Finance Authority RB for Non-Profit Corp. Sansum-Santa Barbara Series 2002 A (A)
1,500,000	5.50	04/01/2021	1,594,665
California State Public Works Board Lease RB for UCLA Replacement Hospital Series 2002 A (FSA) (AAA/Aaa)
2,000,000	5.38	10/01/2019	2,186,600
California State University Fresno Association, Inc. RB for Senior Auxiliary Organization Event Center Series 2002 (Baa3)
1,000,000	6.00	07/01/2022	1,030,270
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003-A-1 (A-/A3)
1,525,000	6.75	06/01/2039	1,347,154
Los Angeles Unified School District GO Bonds Series 2003 A (MBIA) (AAA/Aaa)
600,000	5.25	07/01/2012	683,394
250,000	5.00	07/01/2013	279,228
Palo Alto Improvement Bond Act of 1915 for Special Assessment University Avenue Area off Street Parking Series 2002 A (BBB)
1,070,000	5.25	09/02/2015	1,092,812
Santa Clara County Financing Authority RB for Measure B Transportation Improvement Program Series 2003 (A2)
200,000	5.00	08/01/2005	214,800
825,000	5.00	08/01/2006	901,676

			$10,377,439

Colorado – 1.3%
Aurora Centretech Metropolitan District Series 1998 C (LOC) (AA-)f
$2,000,000	4.88%	12/01/2008	$2,138,060
Colorado Health Facilities Authority RB for Portercare Adventist Health System Series 2001 (A-/A3)
500,000	6.50	11/15/2031	540,175
Denver City and County Special Facilities Airport RB for United Air Lines Project Series 1992 A (AMT) (D/Ca)
1,000,000	6.88	10/01/2032	267,210

			$2,945,445

Connecticut – 2.2%
Bridgeport Connecticut GO Bonds Series 2002 A (FGIC) (Aaa)
$1,625,000	5.38%	08/15/2017	$1,806,626
Connecticut State GO Bonds Residual Certificates Series 2001 515 (Aa2)¡
1,335,000	13.65	12/15/2013	2,016,478
Mashantucket Western Pequot Tribe ETM RB Series 1996 A (ETM) (AAA/AAA)†
1,000,000	6.50	09/01/2005	1,117,320

			$4,940,424

District of Columbia – 0.7%
District of Columbia RB for Medstar University Hospital Series 2001 D (BBB/Baa2)f
$1,000,000	6.88%	02/15/2007	$1,079,050
District of Columbia Tobacco Settlement Financing Corp. RB Series 2001 A PA 821 (RITES) (A-1)¡
375,000	12.39	05/15/2024	304,958
District of Columbia Tobacco Settlement Financing Corp. RB Series 2001 B PA 821 (RITES) (A-1)¡
400,000	13.02	05/15/2033	295,512

			$1,679,520

Florida – 2.5%
Crossings at Fleming Island Community Development District RB for Special Assignment Series 2000 B (MBIA) (AAA/Aaa)
$1,765,000	5.80%	05/01/2016	$2,032,327
Port Everglades Authority RB Series 1986 (ETM) (AAA/AAA)
2,785,000	7.13	11/01/2016	3,563,686

			$5,596,013

Hawaii – 1.8%
Hawaii State Airport Systems RB Series 2000 B (AMT) (FGIC) (AAA/Aaa)
$3,500,000	6.63%	07/01/2017	$4,119,675

The accompanying notes are an integral part of these financial statements.       19

 GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments  (continued)
April 30, 2003 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Illinois – 7.6%
Chicago Midway Airport RB Series 1996 A (MBIA) (AAA/Aaa)
$2,500,000	5.50%	01/01/2010	$2,733,550
Chicago, Illinois Tax Increment for Near South Redevelopment Project Series 2001 A (ACA) (A)
750,000	5.00	11/15/2011	790,590
1,250,000	6.25	11/15/2013	1,414,225
Chicago, Illinois Tax Increment Junior Lien for Central Loop Redevelopment Project Series 2000 A (ACA) (A)
2,000,000	6.50	12/01/2008	2,318,560
Illinois Development Finance Authority PCRB for Amerencips Series 2000 A (A/A2)f
2,300,000	5.50	02/28/2014	2,378,637
Illinois Educational Facilities Authority Student Housing RB for Educational Advancement Fund – University Center Project Series 2002 (Baa2)
2,000,000	6.25	05/01/2030	2,029,640
1,500,000	6.25	05/01/2034	1,505,220
Lake County Community Consolidated School District No. 041 GO Bonds Series 1999 A (FSA) (AAA/Aaa)
2,725,000	9.00	11/01/2016	4,142,490

			$17,312,912

Kansas – 0.6%
University Hospital Authority Health Facilities RB for Kansas University Health System Series 2002 (A-)
$325,000	5.63%	09/01/2032	$329,700
Wichita Hospital RB for Refunding and Improvement Facilities Series 2001 III (A+)
1,000,000	5.50	11/15/2025	1,026,610

			$1,356,310

Kentucky – 3.3%
Kenton County Airport Board RB for Delta Airlines Project Series 1992 A (AMT) (BB-/B3)
$3,000,000	7.13%	02/01/2021	$2,152,500
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA) (AAA/Aaa)§
3,250,000	0.00/6.00	10/01/2018	3,223,577
Nelson County Industrial Building RB for Mabex Universal Corp. Project Series 1995 (AMT) (LOC) (Aa3)
750,000	6.50	04/01/2005	798,240
Russell RB Series 2000 PA 803 (RITES)¡^
1,000,000	14.05	11/15/2005	1,329,420

			$7,503,737

Louisiana – 1.5%
Louisiana State Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2003 C (A/A3)
$1,000,000	5.25%	09/01/2015	$1,061,770
500,000	5.25	09/01/2016	526,650
New Orleans Levee District Public Improvement RB Series 1995 (FSA) (AAA/Aaa)
1,595,000	5.95	11/01/2015	1,782,971

			$3,371,391

Maryland – 1.8%
Frederick County Special Tax for Lake Linganore Village Community Development Series 2001 A (Radian) (AA)
$500,000	5.60%	07/01/2020	$551,615
1,000,000	5.70	07/01/2029	1,079,550
Maryland State GO Bonds for Capital Improvement State & Local Facilities 1st Series 2003 A (AAA/Aaa)
1,750,000	5.25	03/01/2009	1,987,685
Maryland State Health and Higher Educational Facilities Authority RB for Maryland Institute College of Art Series 2001 (Baa1)
500,000	5.50	06/01/2032	510,130

			$4,128,980

Massachusetts – 3.5%
Massachusetts State GO Bonds Series 1996 D (AMBAC) (AAA/Aaa)
$3,000,000	4.50%	11/01/2015	$3,079,860
Massachusetts State GO Bonds Series 1996 A (AA-/Aa2)
700,000	6.00	11/01/2011	826,119
Massachusetts State Health and Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/Aaa)
3,750,000	5.25	07/01/2012	4,078,050

			$7,984,029

Michigan – 1.5%
Michigan Hospital Finance Authority RB for Ascension Health Credit Series 1999 A (MBIA) (AAA/Aaa)^
$2,000,000	6.13%	11/15/2009	$2,416,200
Pontiac Tax Increment Finance Authority RB for Tax Increment Development Area No. 3 Series 2002 (ACA) (A)
1,000,000	5.38	06/01/2017	1,047,470

			$3,463,670

Mississippi – 0.8%
Mississippi Business Finance Corp. PCRB for Systems Energy Resources Inc. Project Series 1998 (BBB-/Ba1)
$1,950,000	5.88%	04/01/2022	$1,915,485

Missouri – 1.4%
Cameron IDA Health Facilities RB Insured by Cameron Community Hospital Series 2000 (ACA) (A)
$1,800,000	6.25%	12/01/2021	$1,932,768
Missouri State Health and Educational Facilities Authority RB for St. Lukes Episcopal-Presbyterian Hospital Series 2001 (FSA) (AAA/Aaa)
1,000,000	5.50	12/01/2015	1,123,330

			$3,056,098

Montana – 0.4%
Forsyth Montana PCRB Refunding Portland Gen-A-RMKT 5/1/03 (BBB+/Baa2)f
$1,000,000	5.20%	05/01/2009	$1,001,060

Nevada – 4.0%
Clark County Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB-/Baa2)f
$765,000	5.45%	03/01/2013	$763,600
Las Vegas New Convention and Visitors Authority RB Series 1999 (AMBAC) (AAA/Aaa)
2,500,000	6.00	07/01/2014	2,913,250

20       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Nevada – (continued)
Nevada Department of Business and Industry RB for Las Vegas Monorail Project 1st Tier Series 2000 (AMBAC) (AAA/Aaa)
$2,500,000	5.63%	01/01/2032	$2,679,825
Washoe County GO Bonds for Reno Sparks Convention Series 2000 A (FSA) (AAA/Aaa)^
1,585,000	6.38	01/01/2010	1,904,425
Washoe County Water Facility RB for Sierra Pacific Power Co. Series 2001 (AMT) (BB/Ba2)f
750,000	5.75	05/01/2004	750,000

			$9,011,100

New Hampshire – 1.8%
New Hampshire Health and Educational Authority Hospital – For Elliot Hospital RB Series 2001 (Baa1)f
$2,175,000	5.25%	10/01/2004	$2,259,194
New Hampshire Health and Educational Facilities Authority RB for Healthcare Systems Covenant Health Series 2002 (A-)
500,000	6.00	07/01/2022	519,075
New Hampshire Higher Educational and Health Facilities Authority RB for Frisbie Memorial Hospital Series 1993 (A3)
1,250,000	6.13	10/01/2013	1,281,175

			$4,059,444

New Jersey – 0.7%
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center Healthcare Series 2002 (BBB-/Baa3)
$500,000	6.50%	07/01/2021	$513,290
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson University Series 2002 D (ACA) (A)
625,000	5.25	07/01/2032	635,506
Tobacco Settlement Financing Corp. RB Series 2003 (A-/A3)
250,000	4.75	06/01/2012	214,060
250,000	5.00	06/01/2013	215,080

			$1,577,936

New Mexico – 3.8%
Farmington PCRB for Southern California Edison Co. Series 1993 A (MBIA) (AAA/Aaa)
$3,000,000	5.88%	06/01/2023	$3,067,470
Farmington PCRB Public Service Co. New Mexico San Juan Project Series 1997 D (BBB-/Baa3)
2,000,000	5.80	04/01/2022	1,979,020
Farmington PCRB Public Service Co. New Mexico Series 1997 D (BBB-/Baa3)
3,530,000	6.38	04/01/2022	3,608,825

			$8,655,315

New York – 5.0%
Metropolitan Transportation Authority RB Series 2002 PA 1027 (RITES)¡
$1,000,000	9.55%	11/15/2015	$1,284,320
New York City IDA Civic Facility RB for Polytechnic University Project Series 2000 (BBB-/Baa3)
1,250,000	6.00	11/01/2020	1,205,175
New York City Transitional Finance Authority VRDN RB Series 2002 PA 1043 (RITES) (AA+)¡
1,000,000	9.38	11/01/2009	1,219,240
New York GO Bonds Series 1996 G (A/A2)
3,900,000	5.75	02/01/2014	4,134,936
New York State Dormitory Authority RB for City University System Series 2003 (AA-)
1,700,000	5.00	01/01/2007	1,844,432
New York State Dormitory Authority RB for North Shore University Hospital Series 1998 (MBIA) (AAA/Aaa)
1,500,000	5.50	11/01/2014	1,739,805

			$11,427,908

North Carolina – 2.3%
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 C (BBB/Baa3)
$500,000	5.38%	01/01/2016	$520,955
850,000	5.38	01/01/2017	878,322
North Carolina Medical Care Community Hospital RB for Northeast Medical Center Project Series 2000 (AMBAC) (AAA/Aaa)
3,000,000	5.50	11/01/2025	3,220,530
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (BBB+/Baa1)
450,000	5.50	10/10/2013	493,956

			$5,113,763

North Dakota – 1.0%
Mercer County PCRB for Basin Electric and Power Series 1995-2 (AMBAC) (AAA/Aaa)
$2,000,000	6.05%	01/01/2019	$2,168,520

Ohio – 2.5%
Cleveland Cuyahoga County Port Authority RB for Rock and Roll Hall of Fame Series 1997
$600,000	5.45%	12/01/2005	$619,860
Ohio Air Quality Development Authority RB for Ohio Edison Co. Series 1999 C (BBB-/Baa2)f
2,500,000	5.80	12/01/2004	2,581,525
Plain Local School District GO Bonds Series 2003 (FGIC) (AAA/Aaa)
2,380,000	5.25	12/01/2019	2,568,377

			$5,769,762

Oregon – 0.9%
Klamath Falls Intermediate Community Hospital Authority RB for Merle West Medical Center Project Series 2002 (BBB)
$2,000,000	6.13%	09/01/2022	$2,079,460

Pennsylvania – 1.3%
Delaware County IDA PCRB for Peco Energy Co. Project Series 1999 A (BBB+/A3)f
$1,250,000	5.20%	10/01/2004	$1,299,650
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (BBB-/A3)
2,000,000	6.25	11/01/2031	1,748,880

			$3,048,530

Puerto Rico – 1.1%
Puerto Rico Commonwealth Highway and Transportation Authority RB Series 1996 Y (XLCA) (AAA/Aaa)
$2,500,000	5.00%	07/01/2036	$2,589,600

The accompanying notes are an integral part of these financial statements.       21

 GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments  (continued)
April 30, 2003 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

South Carolina – 1.0%
Charleston Waterworks & Sewer RB System Series 2001 (FSA) (AAA/Aaa)
$2,000,000	5.00%	01/01/2009	$2,220,560

Tennessee – 5.1%
Bradley County Industrial Development Board RB for Olin Corp. Project Series 2002 C (BBB-/Baa3)
$1,500,000	6.63%	11/01/2017	$1,594,215
Elizabethton Health and Educational Board RB First Mortgage Series 2000 B (MBIA) (AAA/Aaa)
2,000,000	6.25	07/01/2015	2,416,480
Johnson City Health and Educational Facilities Board Hospital For Mountain States Health RB First Mortgage Series 2000 A (MBIA) (AAA/Aaa)
3,000,000	6.25	07/01/2016	3,602,670
McMinnville Housing Authority RB First Mortgage for Beersheba Heights Tower Series 1997 (A2)
950,000	6.00	10/01/2009	1,030,342
Sullivan County Health Educational and Housing Facilities Board RB for Wellmont Health Systems Project Series 2002 (BBB+)
435,000	5.00	09/01/2004	449,964
300,000	5.25	09/01/2005	316,749
Tennessee Housing Development Agency for Homeownership Program 1 Series 2000 (AMT) (AA/Aa2)
2,130,000	5.85	07/01/2011	2,274,861

			$11,685,281

Texas – 8.3%
Brazos River Authority PCRB for TXU Electric Co. Project Series 2001 D (AMT) (BBB/Baa2)f
$1,700,000	4.25%	11/01/2003	$1,700,629
Brazos River Authority PCRB for TXU Electric Co. Project Series 1999 C (BBB/Baa2)
1,200,000	7.70	04/01/2032	1,260,216
Gregg County Health Facilities Development Corp. RB for Good Shepherd Medical Center Project Series 2000 (Radian) (AA)
3,000,000	6.38	10/01/2025	3,364,590
Gulf Coast Waste Disposal Authority Texwaste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB/Baa3)
1,000,000	6.65	04/01/2032	1,010,810
Harris County Hospital District RB (MBIA) (AAA/Aaa)
2,050,000	6.00	02/15/2016	2,364,101
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (B1)
1,300,000	6.63	01/01/2011	1,256,138
Northside Independent School District GO Bonds Series 2002 A (PSF-GTD) (AAA/Aaa)
1,030,000	5.25	02/15/2019	1,105,015
Sabine River Authority PCRB for TXU Electric Co. Project Series 2001 C (BBB/Baa2)f
2,300,000	4.00	11/01/2003	2,299,724
Texas State Turnpike Authority Central Texas Turnpike System RB BANS for Second Tier Series 2002 (AA/Aa3)
3,000,000	5.00	06/01/2008	3,331,740
Waxahachie Independent School District GO Bonds Capital Appreciating Prerefunded Series 2000 (PSF-GTD) (Aaa)° ^
17,750,000	6.25	08/15/2010	1,141,520
Waxahachie Texas Independent School District GO Bonds Capital Appreciating Unrefunded Balance (Aaa)
80,000	6.25	08/15/2013	51,668

			$18,886,151

Utah – 0.9%
Tooele County Hazardous Waste Treatment RB for Union Pacific Project Series 1992 A (BBB/Baa3)
$2,000,000	5.70%	11/01/2026	$2,000,540

Vermont – 1.0%
Vermont State Student Assistance Corp. Education Loan RB for Finance Program Series 1993 D (FSA) (AMT) (AAA/Aaa)
$2,000,000	9.50%	12/15/2005	$2,333,940

Virginia – 3.7%
Chesapeake Industrial Development Authority RB for Pollution Control Virginia Project Series 1985 (BBB+/A3)
$750,000	5.25%	02/01/2008	$781,973
Fairfax County Economic Development Authority RB for Residential Recovery Refunding Series 1998 A (AAA/Aaa)
2,890,000	5.85	02/01/2006	3,203,796
Loudoun County GO Bonds for Public Improvement Series 2001 C (AA+/Aa1)
2,910,000	5.25	11/01/2006	3,265,864
Manassas IDA RB for Prince William Hospital Series 2002 (A2)
1,150,000	5.25	04/01/2033	1,148,827

			$8,400,460

Washington – 6.6%
Chelan County Public Utilities District No. 001 RB for Chelan Hydro Project Series 1997 D (AMT) (MBIA) (AAA/Aaa)
$2,500,000	6.35%	07/01/2028	$2,806,100
Energy Northwest Washington Wind Project RB (AMBAC) (AAA/Aaa)
260,000	5.00	07/01/2019	270,834
215,000	5.00	07/01/2023	219,098
King & Snohomish Counties School District No. 417 Northshore GO Bonds Series 2002 (FSA) (AAA/Aaa)
2,000,000	5.50	12/01/2018	2,209,380
King County Sewer RB Series 1999-2 (FGIC) (AAA/Aaa)
3,965,000	6.25	01/01/2016	4,602,889
King County Washington Refunding GO Bonds (AA+/Aaa)
1,275,000	5.25	06/01/2018	1,381,309
Washington Housing Finance Commission RB for Single Family Program Series 2000 5-NR (FNMA, FHLMC, GNMA) (Aaa)
750,000	5.70	06/01/2016	787,298
Washington Public Power Supply System RB for Nuclear Project No. 2 Series 1996 A (AMBAC) (AAA/Aaa)
2,500,000	5.70	07/01/2011	2,797,200

			$15,074,108

Wisconsin – 2.8%
Wisconsin State GO Bonds Series 1999 C (AA-/Aa3)^
$5,380,000	6.25%	05/01/2010	$6,452,503

22       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

U. S. Virgin Islands – 0.2%
Tobacco Settlement Financing Corp. RB for Virgin Island Asset Backed Bonds Series 2001 (A3)
$600,000	5.00%	05/15/2031	$466,464

TOTAL DEBT OBLIGATIONS
(Cost $208,760,751)			$222,255,419

Other Municipals – 1.3%

Charter Mac Equity Issuer Trust Series 2003 A Multifamily Tax-Exempt (AMT)f
$2,000,000	3.25%	05/15/2005	$2,002,120
Municipal Mortgage & Equity LLC RB for 1999 A Tax-Exempt MF Hsg. Certificates Series 1999 A-1f
1,000,000	4.95	08/15/2005	1,042,370

TOTAL MUNICIPALS
(Cost $3,025,716)			$3,044,490

TOTAL INVESTMENTS
(Cost $211,786,467)			$225,299,909

†	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $1,117,320; which represents 0.5% of net assets as of April 30, 2003.

¡	Inverse variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2003.

°	Security is issued with a zero coupon. The interest rate disclosed for this security represents effective yield to maturity at date of purchase.

f	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are next reset date.

^	Prerefunded security. Maturity date disclosed is prerefunding date.

§	This security is issued with a zero coupon rate which increases to the stated rate at a set date in the future.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
ACA—Insured by American Capital Access
AMBAC—Insured by American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BANS—Bond Anticipation Notes
ETM—Escrow to Maturity
FGIC—Insured by Financial Guaranty Insurance Co.
FHLMC—Insured by Federal Home Loan Mortgage Corp.
FNMA—Insured by Federal National Mortgage Association
FSA—Insured by Financial Security Assurance Co.
GNMA—Insured by Government National Mortgage Co.
GO—General Obligation
IDA—Industrial Development Authority
LOC—Letter of Credit
MBIA—Insured by Municipal Bond Investors Assurance
MF Hsg.—Multi-Family Housing
PCRB—Pollution Control Revenue Bond
PSF-GTD—Guaranteed by Permanent School Fund
RB—Revenue Bond
RITES—Residual Interest Tax Exempt Securities
VRDN—Variable Rate Demand Note
XLCA—Insured by XL Capital Assurance

Security ratings disclosed are issued by Standard & Poor’s/ Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.       23

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments
April 30, 2003 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – 97.4%

Alaska – 0.8%
Alaska State Housing Finance Corp. General Mortgage Series 1997 A (MBIA) (AAA/Aaa)
$5,000,000	6.00%	06/01/2027	$5,098,150
Northern Tobacco Securitization Corporate Settlement RB for Asset Backed Bonds Series 2001 (A-/A3)
7,500,000	5.50	06/01/2029	5,545,575

			$10,643,725

Arizona – 1.1%
Coconino County PCRB for Nevada Power Co. Project Series 1995 E (B-)
$1,500,000	5.35%	10/01/2022	$1,253,745
Maricopa County PCRB for El Paso Electric Company Project Series 2002 A (BB+/Ba1)f
7,500,000	6.25	08/01/2005	7,573,800
Pima County IDA RB for Tuscon Electric Power Co. Project Series 1997 B (B+/Ba3)
6,000,000	6.00	09/01/2029	5,509,620

			$14,337,165

California – 8.4%
Abag Finance Authority RB for Nonprofit Corps. Samsum-Santa Barbara Series 2002 A (A)
$2,000,000	5.50%	04/01/2021	$2,126,220
2,750,000	5.60	04/01/2026	2,884,007
California Department Water Resources Power Supply RB for Drivers Series 2002 310 (AMBAC) (AAA)¡
5,000,000	9.40	05/01/2014	6,343,000
California Educational Facilities Authority RB for Dominican University Series 2001 (Baa3)
1,445,000	5.75	12/01/2030	1,489,492
California Educational Facilities Authority RB for LA College of Chiropractic Series 1997 (Ba1)
2,310,000	5.60	11/01/2017	2,262,229
California Educational Facilities Authority RB for Pepperdine University Series 2000 (A1)
6,000,000	5.75	09/15/2030	6,470,460
California PCRB for Pacific Gas and Electric Co. Series 1993 B (AMT) (CCC/B3)
695,000	5.85	12/01/2023	669,862
California Special Districts Finance Program COPS Series 2001 NN (MBIA) (AAA/Aaa)
2,230,000	5.00	09/01/2019	2,367,435
California Statewide Communities Development Authority RB for Aspire Public Schools-Lodi Project Series 2002 A
3,000,000	7.25	08/01/2032	3,014,070
California University Fresno Association Inc. RB for AUX Organization Event Center Series 2002 (Ba1)
1,000,000	6.75	07/01/2022	1,024,990
Chula Vista Community Facilities District RB No. 99-1-Otay Series 2000
1,225,000	7.63	09/01/2029	1,352,670
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003-A-1 (A-/A3)
18,475,000	6.75	06/01/2039	16,320,445
Hawthorne Community Redevelopment Agency Special Tax for Community Facilities District No. 99-1 Series 2000 A (LOC)
880,000	6.75	10/01/2020	903,998
1,180,000	7.20	10/01/2025	1,213,394
Hawthorne Community Redevelopment Agency Special Tax for Community Facilities District No. 99-1 Series 2000 B (LOC)
1,675,000	7.20	10/01/2025	1,726,841
Hawthorne Community Redevelopment Agency Tax Allocation for Hawthorne Plaza Project Series 2001
2,375,000	6.88	07/01/2020	2,415,850
Lake Elsinore Improvement Bond Act 1915 for Special Assessment District No. 93-1 Series 2000
1,975,000	7.00	09/02/2030	2,085,383
Long Beach Special Tax for Community Facilities District #6 Pike Series 2002
5,000,000	6.30	10/01/2032	5,020,400
Los Angeles Community College District GO Bonds Series 2001 II-R-71-A (MBIA) (Aaa)¡
1,665,000	12.75	02/01/2009	2,370,227
Los Angeles Community College District GO Bonds Series 2001 II-R-71-B (MBIA) (Aaa)¡
1,670,000	12.79	02/01/2009	2,338,969
Los Angeles Regional Airports Improvement Corp. RB for Facilities Sublease LA International Series 2002 A1 (CCC/Caa2)
2,000,000	7.13	12/01/2024	1,355,120
Los Angeles Regional Airports Improvement Corp. RB for Facilities Sublease Terminal 6 Series 1999 (AMT) (B/Caa2)
8,750,000	5.65	08/01/2017	5,207,212
Los Angeles Regional Airports Improvement Corp. RB Series 2002 C (AMT) (CCC/Caa2)
1,000,000	6.13	12/01/2003	978,600
3,000,000	6.13	12/01/2007	2,421,780
4,500,000	7.00	12/01/2012	3,395,295
18,000,000	7.50	12/01/2024	12,195,720
Los Angeles Unified School District GO Bonds Series 2003 A (MBIA) (AAA/Aaa)
3,350,000	5.25	07/01/2012	3,815,616
1,350,000	5.00	07/01/2013	1,507,829
Oceanside Community Development Commerce Tax Allocation for Downtown Redevelopment Project Series 2002 (Baa3)
1,500,000	5.75	09/01/2025	1,532,430
Orange County Community Facilities District Special Tax for No.1 Ladera Ranch Series 2000 A
1,000,000	6.20	08/15/2023	1,022,860
Palo Alto Improvement Bond Act 1915 Special Assessment for University Avenue Area Off Shore Parking Series 2002 A (BBB)
1,125,000	5.25	09/02/2016	1,148,468
1,185,000	5.25	09/02/2017	1,209,719
Richmond Improvement Bond Act. 1915 for Special Assessment Improvement District No. 99-1 Series 2000
500,000	7.00	09/02/2017	516,575

24       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

California – (continued)
San Leandro Community Facilities District No. 1 Special Tax Series 2000
$1,690,000	6.40%	09/01/2019	$1,764,698
Santa Clara County Financing Authority RB for Measure B Transportation Improvement Program Series 2003 (A2)
4,425,000	5.00	08/01/2006	4,836,259
Santa Clara County Financing Authority Special Obligation RB for Measure B Transportation Improvement Program Series 2003 (A2)
1,060,000	5.00	08/01/2005	1,138,440
Soledad Improvement Bond Act 1915 for Special Assessment District No.1 The Vineyards Series 2000
1,995,000	7.25	09/02/2030	2,034,282

			$110,480,845

Colorado – 1.9%
Colorado Health Facilities Authority RB for Portercare Adventist Health System Series 2001 (A-/A3)
$1,000,000	6.50%	11/15/2031	$1,080,350
Denver City and County Special Facilities Airport RB for United Air Lines Project Series 1992 A (AMT) (CCC-/Ca)
1,620,000	6.88	10/01/2032	432,880
Denver Colorado City and County Airport RB Series 2001 B (FGIC) (AAA/Aaa)
5,000,000	5.50	11/15/2014	5,527,300
McKay Landing Metropolitan GO Bonds District No. 2 Series 2000
1,500,000	7.50	12/01/2019	1,587,540
Saddle Rock South Metropolitan GO Bonds Mill Levy Obligation Series 2000
3,000,000	7.20	12/01/2019	3,168,240
Tablerock Metropolitan District Colorado
2,750,000	7.00	12/01/2033	2,761,275
Vista Ridge Metropolitan District GO Bonds Series 2001
10,000,000	7.50	12/01/2031	10,525,600

			$25,083,185

Connecticut – 0.5%
Connecticut GO Bonds for Residual Certificates Series 2001 515 (Aa2)¡
$3,485,000	13.65%	12/15/2013	$5,263,988
Connecticut Health and Educational Facility Authority RB for Bristol Hospital Series 2002 B (Radian) (AA)
605,000	4.30	07/01/2007	646,213
445,000	4.50	07/01/2008	478,740
Connecticut Health and Educational Facility Authority RB for St. Mary’s Hospital Corp. Series 1997 E (Baa3)
695,000	5.88	07/01/2022	578,733

			$6,967,674

District of Columbia – 1.4%
District of Columbia Housing Finance Agency Mortgage RB for Single Family Series 1997 B (GNMA/FNMA) (AMT) (AAA)
$3,385,000	6.35%	06/01/2028	$3,574,526
District of Columbia RB for Medstar University Hospital Series 2001 D (BBB/Baa2)f
11,000,000	6.88	02/15/2007	11,869,550
District of Columbia Tobacco Settlement Financing Corp. RB Series 2001 A PA 821 (RITES) (AA+)¡
755,000	12.39	05/15/2024	613,981
District of Columbia Tobacco Settlement Financing Corp. RB Series 2001 B PA 821 (RITES) (AA+)¡
2,400,000	13.02	05/15/2033	1,773,072

			$17,831,129

Florida – 35.5%
Beacon Tradeport Community Development District RB Special Assessment Project Series 2002 A (Radian) (AA)
$2,000,000	5.25%	05/01/2016	$2,191,980
Bella Terra Community Development District Special Assessment Series 2002
3,690,000	5.65	11/01/2006	3,711,955
Bonita Springs Vasari Community Development District RB for Capital Improvements Series 2001 A
5,000,000	6.95	05/01/2032	5,159,400
Bonnet Creek Resort Community Development District Special Assessment RB Series 2002
10,000,000	7.38	05/01/2034	10,255,600
2,000,000	7.50	05/01/2034	2,068,880
Briger Community Development District Special Assessment RB Series 2002 A
3,000,000	6.75	05/01/2033	3,073,530
Brooks of Bonita Springs II Community Development District RB for Capital Improvements Series 2000 A
6,000,000	7.00	05/01/2031	6,319,860
Brooks of Bonita Springs II Community Development District RB for Capital Improvements Series 2000 B
1,000,000	6.60	05/01/2007	1,038,190
Capital Region Community Development District RB for Capital Improvement Series 2002 A
11,910,000	6.70	05/01/2032	12,300,767
Capital Region Community Development District Special Assessment for Capital Improvement Series 2001 A-1
1,340,000	6.70	05/01/2031	1,390,706
Capital Region Community Development District Special Assessment for Capital Improvement Series 2001 A-2
2,000,000	6.85	05/01/2031	2,075,160
Capital Trust Agency RB for Seminole Tribe Convention Series 2002 A
10,000,000	10.00	10/01/2033	10,309,900
Celebration Community Development District Special Assessment Series 2003 A
3,000,000	6.40	05/01/2034	3,020,730
Colonial Country Club Community Development District Florida Capital Improvement RB Series 2003
8,500,000	6.40	05/01/2033	8,518,445
Cory Lakes Community Development District for Special Assessment Series 2001 A
615,000	8.38	05/01/2017	674,901

The accompanying notes are an integral part of these financial statements.       25

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)
April 30, 2003 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Florida – (continued)
Cory Lakes Community Development District for Special Assessment Series 2001 B
$1,340,000	8.38%	05/01/2017	$1,394,913
Crossings at Fleming Island Community Development District RB for Special Assessment Series 2000 C
5,705,000	7.05	05/01/2015	6,144,171
Double Branch Community Development district Florida Special Assessment Series 2003 B
6,190,000	5.38	05/01/2008	6,149,084
Double Branch Community Development District Special Assessment Series 2002 A
10,550,000	6.70	05/01/2034	10,679,132
East Park Community Development District Special Assessment Series 2002
5,300,000	6.85	05/01/2033	5,384,959
Fishhawk Community Development District Special Assessment Series 2000
1,855,000	6.65	05/01/2007	1,925,768
Fleming Island Plantation Community Development District RB for Special Assessment Series 2000 B
5,915,000	7.30	05/01/2015	6,454,389
Gateway Services Community Development District Special Assessment for Sun City Center-Fort Meyers Project Series 2003 A
2,700,000	6.50	05/01/2033	2,703,726
Gateway Services Community Development District Special Assessment for Sun City Center-Fort Meyers Project Series 2003 B
3,000,000	5.50	05/01/2010	2,999,370
Grand Haven Community Development District Special Assessment Series 2002
4,700,000	6.13	11/01/2007	4,799,922
Greyhawk Landing Community Development District Special Assessment Series 2002 A
3,025,000	7.00	05/01/2033	3,116,052
Greyhawk Landing Community Development District Special Assessment Series 2002 B
3,000,000	6.25	05/01/2009	3,047,820
Griffin Lakes Community Development District Special Assessment Series 2002 A
4,600,000	6.70	05/01/2033	4,649,082
Halifax Hospital Medical Center RB Series 1999 A
955,000	7.25	10/01/2024	1,023,894
Hamal Community Development District Special Assessment Series 2001
3,725,000	6.75	05/01/2031	3,793,540
Harbor Bay Community Development District Special Assessment Capital Improvement Series 2001 A
2,370,000	7.00	05/01/2033	2,438,896
Harbor Bay Community Development District Special Assessment for Capital Improvement Series 2002
4,000,000	6.75	05/01/2034	4,030,120
Harbour Lake Estates Community Development District Special Assessment Series 2001
5,375,000	6.40	02/01/2006	5,486,316
Heritage Harbour South Community Development District RB for Capital Improvement Series 2002 A
3,500,000	6.50	05/01/2034	3,481,940
Heritage Isles Community Development District RB for Special Assessment Series 2002
5,015,000	5.90	11/01/2006	5,076,283
Highlands County Health Facilities Authority RB for Hospital Adventist/ Sunbelt Series 2001 A (A-/A3)
1,250,000	6.00	11/15/2031	1,318,675
Hypoluxo/ Haverhill Community Development District Special Assessment Series 2002 A
1,400,000	6.75	05/01/2033	1,418,172
Indigo Community Development District RB for Capital Improvement Series 1999 B
3,330,000	6.40	05/01/2006	3,361,402
Julington Creek Plantation Community Development District Special Assessment Series 2002 (MBIA) (AAA/Aaa)
3,000,000	4.75	05/01/2019	3,099,990
Laguna Lakes Community Development District Florida Special Assessment RB Series 2003 A
2,500,000	6.40	05/01/2033	2,495,675
Laguna Lakes Community Development District Florida Special Assessment RB Series 2003 B
2,810,000	5.25	11/01/2007	2,805,982
Lake Powell Residential Golf Community Development District Special Assessment Series 2000 A
3,465,000	7.45	05/01/2022	3,705,714
4,770,000	7.50	05/01/2032	5,111,341
Lakewood Ranch Community Development District No. 5 Special Assessment RB Series 2003
3,585,000	5.30	11/01/2007	3,583,028
Lakewood Ranch Community Development District No. 5 Special Assessment Series 2001 A
3,155,000	6.70	05/01/2031	3,222,706
Lexington Oaks Community Development District Special Assessment Series 2002 A
3,700,000	6.70	05/01/2033	3,815,810
Longleaf Community Development District Special Assessment Series 2001
1,505,000	7.25	05/01/2009	1,537,117
Maple Ridge Community Development District Escrowed to Maturity Series 2000 B (Bayerische Landesbank) (Aaa)
2,400,000	6.15	11/01/2004	2,566,656
Maple Ridge Community Development District Special Assessment Series 2000 A
1,595,000	7.15	05/01/2031	1,722,074
Maple Ridge Community Development District Special Assessment Unrefunded Balance Series 2000 B
600,000	6.15	11/01/2004	604,224
Marion County IDA RB for Little Sumter Utility Co. Project Series 2000 (AMT)
1,575,000	7.08	10/01/2020	1,597,270
435,000	7.15	10/01/2030	440,677
Marshall Creek Community Development District Special Assessment Series 2002
5,000,000	6.63	05/01/2032	5,047,750

26       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Florida – (continued)
Meadow Pointe II Community Development District RB for Capital Improvement Series 2000
$3,120,000	6.65%	04/01/2005	$3,194,693
Meadow Pointe III Community Development District RB for Capital Improvement Series 2001 A
3,000,000	6.85	05/01/2033	3,089,880
Meadow Pointe III Community Development District RB for Capital Improvement Series 2003 A
3,970,000	6.40	05/01/2034	3,975,558
Meadow Pointe III Community Development District RB for Capital Improvement Series 2003 B
4,000,000	5.25	11/01/2007	3,989,960
Mediterra North Community Development District RB for Capital Improvement Series 2001 A
3,900,000	6.80	05/01/2031	4,006,860
Mediterra South Community Development District RB for Capital Improvement Series 1999 A
485,000	6.95	05/01/2031	508,081
Mediterra South Community Development District RB for Capital Improvement Series 1999 B
90,000	6.25	05/01/2004	90,901
Mediterra South Community Development District RB for Capital Improvement Series 2001
1,640,000	6.85	05/01/2031	1,698,220
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Series 2001 (BB/Ba3)f
3,000,000	5.50	05/15/2005	2,859,390
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Series 2001 A (BB/Ba3)
7,000,000	6.13	11/15/2011	6,479,480
Narcoossee Community Development District Special Assessment Series 2002 A
5,100,000	6.85	05/01/2033	5,181,753
Northwood Community Development District Special Assessment Series 2002
1,065,000	5.75	05/01/2005	1,068,557
Oakstead Community Development District Capital Improvement RB Series 2002 A
4,795,000	6.88	05/01/2033	4,927,774
Oakstead Community Development District Capital Improvement RB Series 2002 B
4,790,000	5.90	05/01/2007	4,856,054
Orlando Urban Community Development District Special Assessment Series 2001 A
7,000,000	6.95	05/01/2033	7,213,570
Orlando Urban Community Development District Special Assessment Series 2001 B
4,530,000	6.40	05/01/2010	4,644,201
Parklands West Community Development District Special Assessment Series 2001 A
3,500,000	6.90	05/01/2032	3,575,845
Parklands West Community Development District Special Assessment Series 2001 B
1,520,000	6.00	05/01/2006	1,532,768
Parkway Center Community Development District Special Assessment Series 2000 A
905,000	8.25	05/01/2031	769,250
Parkway Center Community Development District Special Assessment Series 2000 B
7,100,000	8.00	05/01/2010	6,035,000
Pier Park Community Development District Capital Improvement RB Series 2002 1
14,670,000	7.15	05/01/2034	14,947,703
Pier Park Community Development District Capital Improvement RB Series 2002 2
1,330,000	7.15	05/01/2034	1,350,562
Poinciana Community Development District Special Assessment Series 2000 A
5,955,000	7.13	05/01/2031	6,252,095
Portofino Shores Community Development District Special Assessment Series 2003 A
3,585,000	6.40	05/01/2034	3,537,857
Preserve at Wilderness Lake Community Development District RB for Capital Improvement Series 2002 B-1
1,235,000	5.90	11/01/2006	1,241,163
Renaissance Community Development District RB for Capital Improvement Series 2002 A
7,400,000	7.00	05/01/2033	7,573,160
Renaissance Community Development District RB for Capital Improvement Series 2002 B
1,980,000	6.25	05/01/2008	2,013,403
Reunion East Community Development District Special Assessment Series 2002 A
20,190,000	7.20	05/01/2022	20,753,301
Reunion East Community Development District Special Assessment Series 2002 B
4,000,000	5.90	11/01/2007	4,040,160
Rivercrest Community Development District Special Assessment Series 2001
5,600,000	7.00	05/01/2032	5,845,224
Saddlebrook Community Development District Special Assessment Series 2001 A
5,120,000	6.90	05/01/2033	5,265,971
Saddlebrook Community Development District Special Assessment Series 2001 B
965,000	6.25	05/01/2009	987,224
Sampson Creek Community Development District Capital Improvement Special Assessment Series 2000 A
2,340,000	6.95	05/01/2031	2,445,745
Seven Oaks Community Development District I Special Assessment RB Series 2002
5,000,000	5.60	11/01/2007	5,024,500
Seven Oaks Community Development District II RB Special Assessment Series 2003 A
4,760,000	6.40	05/01/2034	4,748,052
Seven Oaks Community Development District II RB Special Assessment Series 2003 B
3,500,000	5.30	11/01/2008	3,514,875
St. Lucie West Services District Capital Improvement RB for Road Project Series 1999
2,675,000	5.88	05/01/2009	2,733,957
Sumter County IDA RB for North Sumter Utility Co. LLC Series 2002
5,700,000	6.80	10/01/2032	5,726,334

The accompanying notes are an integral part of these financial statements.       27

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)
April 30, 2003 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Florida – (continued)
University Place Community Development District Special Assessment Series 2001 A
$1,765,000	7.00%	05/01/2032	$1,818,691
University Place Community Development District Special Assessment Series 2001 B
1,000,000	6.10	05/01/2007	1,010,180
Venetian Community Development District RB for Capital Improvement Series 2002 A
4,000,000	6.75	05/01/2034	4,045,680
Village Center Community Development District Recreational RB Subseries 2003 B
4,005,000	6.35	01/01/2018	4,017,656
Village Center Community Development District Recreational RB Series 2003 A (MBIA) (AAA/Aaa)
1,075,000	5.00	11/01/2032	1,096,285
Village Community Development District No. 3 Special Assessment Series 2002
8,300,000	6.50	05/01/2032	8,468,822
Village Community Development District No. 4 Special Assessment Series 2000
4,310,000	7.15	05/01/2018	4,630,664
Village Community Development District No. 4 Special Assessment Series 2002
2,800,000	6.88	05/01/2022	2,896,292
3,600,000	6.95	05/01/2032	3,716,640
Village Community Development District No. 4 Special Assessment Series 2003
500,000	6.50	05/01/2033	503,040
Village Community Development District No. 5 Special Assessment Series 2002 A
20,000,000	6.50	05/01/2033	20,220,800
Village Community Development District No. 5 Special Assessment Series 2002 B
5,000,000	5.40	05/01/2007	5,033,950
Vista Lakes Community Development District Capital Improvement RB Series 2002 A
3,750,000	6.75	05/01/2034	3,819,712
Vizcaya Community Development District Special Assessment Series 2002
8,000,000	5.90	05/01/2007	8,110,320
Vizcaya Community Development District Special Assessment Series 2003 B
3,325,000	5.40	11/01/2007	3,313,795
Walnut Creek Community Development District Special Assessment Series 2000 A
4,270,000	7.30	05/01/2021	4,633,719
Walnut Creek Community Development District Special Assessment Series 2000 B
1,075,000	6.40	05/01/2005	1,075,000
Waterchase Community Development District Capital Improvement RB Series 2001 A
3,000,000	6.70	05/01/2032	3,065,610
Waterlefe Community Development District Capital Improvement RB Series 2001 A
990,000	6.95	05/01/2031	1,027,036
Westchester Community Development District No. 1 BANS Series 2003
15,000,000	5.50	01/01/2004	15,003,450

			$469,550,067

Georgia – 0.9%
Atlanta Tax Allocation RB for Atlantic Station Project Series 2001
$10,000,000	7.75%	12/01/2014	$10,086,100
Tift County IDA RB for Beverly Enterprises Project Series 2000
1,010,000	7.50	07/01/2010	1,030,291

			$11,116,391

Hawaii – 0.6%
Hawaii Airport System RB Series 2001 II-R-59 (AMT) (FGIC) (Aaa)¡
$2,500,000	18.20%	07/01/2015	$3,525,150
Hawaii Department of Transport Special Facilities RB for Continental Airlines Inc. Series 2000 (AMT) (B/Caa2)
940,000	7.00	06/01/2020	559,168
Hawaii Improvement District RB No. 17 Special Assessment Kaloko Subdivision Series 2001
3,995,000	7.38	08/01/2011	4,092,039

			$8,176,357

Illinois – 4.7%
Chicago Single Family Mortgage RB for Collateral Series 2001 A (FHLMC/FNMA/GNMA) (AMT) (AAA/Aaa)
$7,760,000	6.25%	10/01/2032	$8,476,558
Chicago, Illinois Special Assessment for Lake Shore East Series 2003
4,000,000	6.75	12/01/2032	4,041,000
Chicago, Illinois Tax Increment for Allocation Sub-Central Loop Redevelopment Series 2000 A
250,000	6.50	12/01/2005	270,015
Chicago, Illinois Tax Increment for Central Loop Redevelopment Series 2000 A (ACA) (A)
250,000	6.50	12/01/2006	282,685
2,000,000	6.50	12/01/2008	2,318,560
Chicago, Illinois Tax Increment for Central Loop Redevelopment Series 2000 A
6,550,000	6.50	12/01/2007	7,190,917
Illinois Development Finance Authority PCRB for Amerencips Series 2000 A (A/A2)f
6,050,000	5.50	02/28/2014	6,256,850
Illinois Educational Facilities Authority Student Housing RB for Educational Advancement Fund University Center Project Series 2002 (Baa2)
8,000,000	6.25	05/01/2030	8,118,560
5,500,000	6.25	05/01/2034	5,519,140
Illinois GO Bonds First Series 2001 (MBIA) (AAA/Aaa)
14,860,000	5.38	04/01/2013	16,929,106
Illinois Health Facilities Authority RB for Loyola University Health Systems Series 2001 A (Baa1)
2,000,000	6.00	07/01/2021	2,051,900

28       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Illinois – (continued)
Metropolitan Pier & Exposition Authority Dedicated State Tax RB for Capital Appreciation McCormick Series 2002 A (MBIA) (AAA/Aaa)
$5,000,000	6.01%	12/15/2034	$910,200
Robbins Resources Recovery RB for Restructuring Project Series 1999 C (AMT)
471,281	7.25	10/15/2009	244,746

			$62,610,237

Indiana – 0.4%
Indiana Health Facility Financing Authority Hospital RB for Community Foundation Northwest Industry Series 2001 A (BBB-)
$1,500,000	6.38%	08/01/2031	$1,519,590
Indianapolis Airport Authority RB for Special Facilities United Air Lines Project Series 1995 A (AMT) (CC/Ca)
10,000,000	6.50	11/15/2031	3,550,500

			$5,070,090

Iowa – 0.3%
Tobacco Settlement Authority RB Series 2001 B (A-/A3)
$5,000,000	5.30%	06/01/2025	$3,750,400

Kansas – 0.1%
University Hospital Authority Health Facilities RB for Kansas University Health System Series 2002 (A-)
$1,675,000	5.63%	09/01/2032	$1,699,221

Kentucky – 1.2%
Kenton County Airport Board RB for Special Facilities Delta Airlines Project Series 1992 A (AMT) (BB-/B3)
$3,440,000	7.50%	02/01/2020	$2,537,000
2,000,000	7.13	02/01/2021	1,435,000
Kentucky Economic Development Finance Authority RB for Appalachian Regional Health Care Series 1997 (BB-)
500,000	5.70	10/01/2010	478,610
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 B (MBIA) (AAA/Aaa)
2,000,000	6.18	10/01/2022	760,200
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA) (AAA/Aaa)§
6,750,000	0.00/6.00	10/01/2018	6,695,122
Russell RB Series 2000 PA 803 (RITES)¡^
3,000,000	14.05	11/15/2005	3,988,260

			$15,894,192

Louisiana – 1.4%
Louisiana Health and Educational Authority RB for Lambeth House Series 1998 A
$1,180,000	5.25%	01/01/2005	$1,184,732
Louisiana Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2003 C (A/A3)
5,000,000	5.25	09/01/2015	5,308,850
3,500,000	5.25	09/01/2016	3,686,550
Saint Charles Parish VRDN PCRB Series 1999 A (BBB-/Baa3)#
2,000,000	4.90	06/01/2005	2,023,080
Tobacco Settlement Financing Corp. RB Series 2001 PA 951(RITES) (AA-)¡
7,000,000	8.96	05/15/2024	4,305,840
West Feliciana Parish PCRB for Gulf State Utilities Co. Series 1984 (BB+/Ba1)
1,500,000	7.70	12/01/2014	1,526,910

			$18,035,962

Maryland – 1.1%
Baltimore Maryland RB Special Obligation-Harborview Lot No 2
$3,000,000	6.50%	07/01/2031	$2,992,170
Maryland GO Bonds for Capital Improvement State and Local Facilities 1st Series 2003 A (AAA/Aaa)
9,750,000	5.25	03/01/2009	11,074,245
Prince Georges County RB for Dimensions Health Corp. Project Series 1994 (B3)
560,000	5.30	07/01/2024	371,112

			$14,437,527

Massachusetts – 1.3%
Massachusetts GO Bonds Series 1996 A (AA-/Aa2)
$2,260,000	6.00%	11/01/2011	$2,667,184
Massachusetts GO Bonds Series 2001 II-R-101(FSA) (Aaa)¡
2,500,000	16.62	12/01/2014	3,832,500
Massachusetts Health and Education Facilities Authority RB for Saint Memorial Medical Center Series 1993 A (Ba2)
1,000,000	5.75	10/01/2006	1,001,710
Massachusetts Health and Educational Facilities Authority RB for Civic Investments Series 2002 A
1,300,000	8.00	12/15/2004	1,323,868
3,000,000	9.00	12/15/2015	3,267,540
Massachusetts Health and Educational Facilities Authority RB for Civic Investments Series 2002 B
2,000,000	9.20	12/15/2031	2,205,080
Massachusetts Health and Educational Facilities Authority RB for Partners Healthcare Systems Series 2001 C (AA-/Aa3)
3,000,000	5.75	07/01/2032	3,176,310

			$17,474,192

Michigan – 0.7%
Flint Michigan Hospital Building Authority RB Rental for Hurley Medical Center Series 1998 B (Baa2)
$1,250,000	5.38%	07/01/2028	$1,081,863
Midland County Economic Development RB for Obligation-Midland Series 2000 B (BB-/Ba3)
5,000,000	6.75	07/23/2009	5,017,000
Wayne Charter County Special Airport Facilities RB Northwest Airlines Inc. Series 1995
3,995,000	6.75	12/01/2015	2,468,670

			$8,567,533

Minnesota – 2.0%
Becker PCRB for Northern States Power Series 2000 A (BBB+/A3)
$10,000,000	8.50%	04/01/2030	$11,531,000

The accompanying notes are an integral part of these financial statements.       29

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)
April 30, 2003 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Minnesota – (continued)
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2002 (BB)
$7,500,000	7.25%	06/15/2032	$7,576,800
Minneapolis and St. Paul Metropolitan Airports Special Facilities RB for Northwest Airlines Project Series 2001 A (AMT)
3,000,000	7.00	04/01/2025	1,972,710
Minneapolis and St. Paul Metropolitan Airports Special Facilities RB for Northwest Airlines Series 2001 B (AMT)f
1,500,000	6.50	04/01/2005	1,279,260
St. Paul Housing and Redevelopment Hospital Authority RB for Healtheast Project Series 1993 A (BB-/Ba2)
4,560,000	6.63	11/01/2017	4,055,710

			$26,415,480

Mississippi – 0.8%
Mississippi Business Finance Corp. PCRB for Systems Energy Resources Inc. Project Series 1998 (BBB-/Ba1)
$10,650,000	5.88%	04/01/2022	$10,461,495

Missouri – 0.5%
Kansas City IDA RB for Air Cargo Series 2002 (AMT) (Baa3)
$1,295,000	6.25%	01/01/2030	$1,288,292
St. Louis Municipal Finance Corp. Leasehold RB for City Justice Center Series 2001 A (AMBAC) (Aaa)
5,000,000	5.38	02/15/2014	5,628,250

			$6,916,542

Montana – 0.5%
Forsyth Montana PCRB Refunding Portland General Series 1998 -A-RMKT 05/01/03 (BBB+/Baa2)f
$6,500,000	5.20%	05/01/2009	$6,506,890

Nevada – 3.8%
Clark County Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB-/Baa2)f
$4,335,000	5.45%	03/01/2013	$4,327,067
Clark County School District GO Bonds Series 2001 C (FGIC) (AAA/Aaa)
10,000,000	5.50	06/15/2015	11,385,200
Las Vegas Local Improvement Bonds Special Assessment District No. 808 Summerlin Area Series 2001
1,150,000	5.70	06/01/2008	1,179,635
2,000,000	6.75	06/01/2021	2,060,180
Nevada Department of Business and Industry RB for Las Vegas Monorail Project 1st Tier Series 2000 (AMBAC) (AAA/Aaa)
2,000,000	5.63	01/01/2032	2,143,860
Nevada Department of Business and Industry RB for Las Vegas Monorail Project 2nd Tier Series 2000
3,600,000	7.25	01/01/2023	3,599,640
1,000,000	7.38	01/01/2030	1,004,020
North Las Vegas Local Improvement Special Assessment for Special Improvement District No. 60-Aliante Series 2003
1,000,000	6.13	12/01/2017	1,011,070
1,500,000	6.40	12/01/2022	1,516,305
Washoe County Water Facility RB for Sierra Pacific Power Co. Series 2001 (AMT) (BB/Ba2)f
21,250,000	5.75	05/01/2003	21,250,000

			$49,476,977

New Hampshire – 0.2%
New Hampshire Health and Education Authority Hospital RB Series 2001 PA 834 (RITES)¡
$2,425,000	15.49%	10/01/2004	$2,498,550

New Jersey – 1.9%
New Jersey Economic Development Authority RB for First Mortgage of The Presbyterian Home Series 2001 A
$1,500,000	6.25%	11/01/2020	$1,510,110
New Jersey Economic Development Authority Retirement RB for Seabrook Village Inc. Series 2000 A
2,500,000	8.00	11/15/2015	2,715,575
New Jersey Educational Facilities Authority RB for Fairleigh Dickinson University Series 2002 D (ACA) (A)
2,375,000	5.25	07/01/2032	2,414,924
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BBB-/Baa3)
820,000	6.50	07/01/2021	841,796
500,000	6.63	07/01/2031	517,585
New Jersey Health Care Facilities Financing Authority RB for St. Peters University Hospital Series 2000 A (BBB/Baa1)
1,500,000	6.88	07/01/2030	1,606,680
New Jersey Health Care Facilities Financing Authority RB for South Jersey Hospital Series 2002 (Baa1)
2,000,000	6.00	07/01/2032	2,034,300
New Jersey Healthcare Facilities Financing Authority RB for Pascack Valley Hospital Association (BB+)
2,000,000	6.63	07/01/2036	1,968,340
Union County Utilities Authority RB for Ogden Martin Series 1998 A (AMBAC) (AAA/Aaa)
6,970,000	5.50	06/01/2009	7,758,028
3,625,000	5.50	06/01/2010	4,018,385

			$25,385,723

New Mexico – 1.3%
Farmington PCRB Public Service Co. San Juan Series 1996 B (BBB-/Baa3)
$1,500,000	6.30%	12/01/2016	$1,530,015
Farmington PCRB for El Paso Electric Company Project Series 2002 A (BB+/Ba1)f
7,500,000	6.38	08/01/2005	7,602,750
Farmington PCRB Southern California Edison Co. Series 1993 A (MBIA) (AAA/Aaa)
5,000,000	5.88	06/01/2023	5,112,450
Farmington PCRB Tucson Electric Power Co. San Juan Series 1997 A (B+/Ba3)
3,000,000	6.95	10/01/2020	3,043,260

			$17,288,475

30       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

New York – 2.7%
Metropolitan Transport Authority RB Series 2002 PA 1027 (RITES)¡
$5,000,000	9.55%	11/15/2015	$6,421,600
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 A
400,000	6.25	11/01/2021	407,436
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 B
1,390,000	5.88	11/01/2011	1,418,648
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 C
915,000	5.63	11/01/2010	928,066
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 D
1,000,000	5.63	11/01/2009	1,028,970
New York City IDA Civic Facility RB for Polytechnic University Project Series 2000 (BBB-/Baa3)
150,000	5.20	11/01/2007	153,914
2,000,000	6.00	11/01/2020	1,928,280
New York City IDA Civic Facility RB for Staten Island University Hospital Project Series 2001 B (Baa3)
1,000,000	6.38	07/01/2031	1,027,070
New York City IDA Special Facilities RB for British Airways PLC Project Series 1998 (AMT) (BBB-/Ba2)
3,470,000	5.25	12/01/2032	2,142,725
1,530,000	7.63	12/01/2032	1,105,425
New York City Transitional Finance Authority RB Series 2002 R PA 1043 (RITES) (AA+)¡
8,000,000	9.38	11/01/2009	9,753,920
New York State Dormitory Authority RB for Nyack Hospital Series 1996 (Ba3)
3,000,000	6.25	07/01/2013	2,549,850
New York State Energy Research and Development Authority RB for Brooklyn Union Gas-B-RMKT-5/13/92 Series 1989 (MBIA) (AMT) (AAA/Aaa)
6,830,000	6.75	02/01/2024	6,976,913

			$35,842,817

North Carolina – 1.1%
Charlotte Special Facilities RB for Charlotte/ Douglas International Airport Series 1998 (AMT)
$1,315,000	5.60%	07/01/2027	$897,658
Charlotte Special Facilities RB for Douglas International Airport US Airways Series 2000 (AMT)
3,000,000	7.75	02/01/202	82,047,680
North Carolina Eastern Municipal Power Agency Power System RB Series 2003C (BBB/Baa3)
2,500,000	5.38	01/01/2016	2,604,775
4,850,000	5.38	01/01/2017	5,011,602
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1998A (MBIA)(AAA/Aaa)
1,000,000	5.50	01/01/2014	1,149,360
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003A (BBB+/Baa1)
2,550,000	5.50	01/01/2013	2,799,084

			$14,510,159

Ohio – 1.0%
Cleveland Airport Special RB for Continental Airlines Inc. Series 1999 (AMT) (B/Caa2)
$7,910,000	5.50%	12/01/2008	$4,751,932
4,320,000	5.70	12/01/2019	1,933,848
Ohio Water Development Authority PCRB for Cleveland Electric Series 1998 A (BBB/Baa2)f
3,000,000	3.40	10/01/2004	2,988,930
Ohio Water Development Authority PCRB for Ohio Edison Co. Project Series 1999 B (AMT) (BBB-/Baa2)f
3,000,000	4.40	12/01/2003	3,029,220

			$12,703,930

Oklahoma – 1.3%
Oklahoma Development Finance Authority RB for Hillcrest Healthcare Systems Series 1999 A (B-/B1)
$1,700,000	4.80%	08/15/2006	$1,554,769
2,000,000	4.90	08/15/2007	1,787,200
5,320,000	5.63	08/15/2019	4,130,767
5,920,000	5.63	08/15/2029	4,325,034
Tulsa Municipal Airport Trust RB for American Airlines Series 2000 A (AMT) (CCC/Caa2)f
10,000,000	5.80	12/01/2004	5,524,400

			$17,322,170

Oregon – 0.2%
Portland Multifamily RB for Pacific Tower Series 2001 C (AMT)
$2,650,000	7.00%	12/01/2034	$2,671,015

Pennsylvania – 4.2%
Allegheny County Airport RB for Pittsburgh International Airport Series 1997 A-1 (MBIA) (AMT) (AAA/Aaa)
$5,000,000	5.75%	01/01/2009	$5,579,800
Allegheny County Hospital Development Authority RB for Health Systems Series 2000 B (B+/B1)
15,000,000	9.25	11/15/2022	16,873,200
7,840,000	9.25	11/15/2030	8,794,677
Chester County Health & Education RB for Jenners Pond Inc. Project Series 2002
3,000,000	7.63	07/01/2034	3,008,820
Clarion County IDA RB for Beverly Enterprises Inc. Project Series 2001
300,000	7.25	12/01/2003	304,458
Cumberland County IDA RB for Beverly Enterprises Inc. Series 1998
435,000	5.30	10/01/2003	436,209
Cumberland County lDA RB for Beverly Enterprises Inc. Series 1998
2,000,000	5.50	10/01/2008	1,969,200
Cumberland County Municipal Authority Retirement Community RB for Wesley Affiliated Services Series 2002 A
5,000,000	7.25	01/01/2035	4,986,800
Franklin County IDA RB for Beverly Enterprises Project Series 2000
3,150,000	7.50	07/01/2011	3,153,623

The accompanying notes are an integral part of these financial statements.       31

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)
April 30, 2003 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Pennsylvania – (continued)
Gettysburg Area IDA RB for Beverly Enterprises Project Series 2000
$2,600,000	7.50%	07/01/2011	$2,647,008
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (BBB-/A3)
5,000,000	6.38	11/01/2041	4,391,800
Pennsylvania GO Bonds Series 2002 (AA/Aa2)
3,350,000	5.50	02/01/2013	3,873,538

			$56,019,133

Puerto Rico – 2.0%
Childrens Trust Fund RB for Tobacco Settlement Series 2000 II-R-39 (Aa3)¡^
$4,715,000	9.96%	07/01/2010	$5,891,675
Puerto Rico Commonwealth GO Bonds Series 2003 C (MBIA) (AAA/Aaa)f
15,000,000	5.00	07/01/2008	16,615,500
Puerto Rico Public Finance Corp. RB for Residual Certificates Series 2001 520 (MBIA) (Aaa)¡
3,225,000	12.96	08/01/2016	4,406,866

			$26,914,041

Rhode Island – 0.3%
Tobacco Settlement Financing Corp. RB Series 2001 (A-/A3)
$5,000,000	6.13%	06/01/2032	$4,236,100

South Carolina – 1.5%
Connector 2000 Association, Inc. Toll Road RB for Capital Appreciation Series 1998 B (B-)
$15,000,000	9.59%	01/01/2033	$383,100
Greenville County Airport RB for Donaldson Industrial Air Park Project Series 2001 (AMT) (Baa3)
5,000,000	6.13	10/01/2017	5,006,650
Medical University Hospital Authority RB Series 2002 A (BBB+/Baa2)
3,000,000	6.50	08/15/2032	3,110,670
South Carolina Jobs Economic Development Authority RB Palmetto Health Alliance Series 2000 A (BBB/Baa2)
8,750,000	7.13	12/15/2015	9,799,300
Tobacco Settlement Management Authority RB Series 2001 B (A-/A3)
2,000,000	6.38	05/15/2030	1,697,940

			$19,997,660

Tennessee – 1.0%
Elizabethton Health and Educational Facilities Board RB Series 2001 PA 813 (RITES)¡
$6,000,000	14.02%	07/01/2033	$7,745,160
Knox County Hospital Health Educational and Housing Board Facilities RB for Baptist Health Systems of East Tennessee Series 2002 (Baa2)
1,250,000	6.38	04/15/2022	1,290,062
Metropolitan Knoxville Airport Authority Special Purpose RB for Northwest Airlines Project Series 2002 (AMT)
2,500,000	8.00	04/01/2032	1,767,100
Shelby County Health, Educational & Housing Board Facilities RB for Methodist Healthcare Series 2002 (BBB+/Baa1)
2,500,000	6.00	09/01/2020	2,596,700

			$13,399,022

Texas – 5.3%
Bexar County Health Facilities Development Corp. RB for Army Retirement Residence Project Series 2002 (BBB-)
$1,200,000	6.13%	07/01/2022	$1,201,836
1,000,000	6.30	07/01/2032	1,004,850
Brazos River Authority PCRB for TXU Electric Co. Project Series 1999 C (BBB/Baa2)
6,800,000	7.70	04/01/2032	7,141,224
Brazos River Authority PCRB for TXU Electric Co Project Series 2001 D (AMT) (BBB/Baa2)f
17,100,000	4.25	11/01/2003	17,106,327
Brazos River Authority RB Reliant Energy Inc. Project B Series 1999 (BBB-/Ba1)
10,000,000	7.75	12/01/2018	10,261,600
Dallas County Flood Control District GO Bonds Series 2002
6,000,000	7.25	04/01/2032	6,056,160
Georgetown Health Facilities Development Corp. RB for Georgetown Hospital Healthcare System Series 1999 (BB+)
3,000,000	6.25	08/15/2029	2,784,420
Gulf Coast Waste Disposal Authority Texwaste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB/Baa3)
1,500,000	6.65	04/01/2032	1,516,215
Houston Airport System RB for Special Facilities Continental Series 2001 E (B/Caa2)
2,000,000	6.75	07/01/2029	1,185,000
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (B1)
4,200,000	7.20	01/01/2021	3,938,004
5,000,000	7.25	01/01/2031	4,618,350
Sabine River Authority PCRB for TXU Energy Co. Project Series 2001 C (BBB/Baa2)f
6,700,000	4.00	11/01/2003	6,699,196
Tom Green County Health Facilities Development Corp. Hospital RB for Shannon Health Systems Project Series 2001 (Baa3)
2,000,000	6.75	05/15/2021	2,088,840
Weslaco Health Facilities RB for Knapp Medical Center Project Series 2002 (BBB+)
4,395,000	6.00	06/01/2017	4,551,814

			$70,153,836

Utah – 0.3%
Tooele County Hazardous Waste Treatment RB for Union Pacific Project Series 1992 A (AMT) (BBB/Baa3)
$4,000,000	5.70%	11/01/2026	$4,001,080

Virginia – 1.3%
Chesapeake Industrial Development Authority RB Polution Control Project-RMKT-11/08/02 Series 1985 (BBB+/A3)
$3,250,000	5.25%	02/01/2008	$3,388,547

32       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Debt Obligations – (continued)

Virginia – (continued)
Chesterfield County IDA PCRB for Electric & Power Co. RMK 11/08/02 Series 1987 (BBB+/A3)
$3,750,000	4.95%	12/01/2007	$3,895,950
Loudoun County Industrial Development Authority Hospital RB for Loudoun Hospital Center Series 2002 A (BBB-)
1,000,000	6.10	06/01/2032	1,012,850
Manassas IDA Hospital RB for Prince William Hospital Series 2002 (A2)
3,750,000	5.25	04/01/2033	3,746,175
Pocahontas Parkway Association Toll Road RB for Capital Appreciation 1st Tier Series 1998 SubSeries C (Ba1)
2,300,000	7.50	08/15/2005	1,959,462
Pocahontas Parkway Association Toll Road RB Senior Series 1998 A (BB/Baa3)
5,000,000	5.50	08/15/2028	3,313,400

			$17,316,384

Washington – 0.8%
Energy Northwest Washington Wind Project RB (AMBAC) (AAA/Aaa)
$1,460,000	5.00%	07/01/2019	$1,520,838
1,220,000	5.00	07/01/2023	1,243,253
Washington State GO Bonds for Variable Purpose Series 2000 A (AA+/Aa1)
7,000,000	5.63	07/01/2015	7,868,700

			$10,632,791

Wisconsin – 0.3%
Badger Tobacco Asset Securitization Corp. Asset Backed Series 2002 (A-/A3)
$3,250,000	6.38%	06/01/2032	$2,732,308
Wisconsin Health & Educational Facilities Authority RB Aurora Health Care Series 1999 B (BBB+)
1,500,000	5.63	02/15/2020	1,496,520

			$4,228,828

Wyoming – 0.3%
Converse County RB for Memorial Hospital Project Series 2000
$3,605,000	9.00%	12/01/2025	$3,985,328

Guam – 0.2%
Guam Government GO Bonds Series 1993 A (BB)
$3,000,000	5.38%	11/15/2013	$3,043,410

U.S. Virgin Islands – 0.3%
Virgin Islands Public Finance Authority RB Subordinated Lien-Fund Loan Notes Series 1998 D
$2,000,000	6.00%	10/01/2004	$2,083,320
1,100,000	6.00	10/01/2005	1,170,466

			$3,253,786

TOTAL DEBT OBLIGATIONS
(Cost $1,276,316,797)			$1,286,907,514

Other Municipals –1.9%

Charter Mac Equity Issuer Trust RB Series 2003 A Multifamily Tax-Exempt (AMT)†f
$15,000,000	3.25%	05/15/2005	$15,015,900
Municipal Mortgage & Equity LLC for 1999 A Tax-Exempt MF Hsg. Certificate Series 1999 A-1f
10,000,000	4.95	08/15/2005	10,423,700

TOTAL MUNICIPALS
(Cost $25,257,157)			$25,439,600

Short Term Investments –0.9%

Michigan – 0.4%
Michigan Hospital Finance Authority RB VRDN for Bon Secours Health Series 2002 B (FSA) (AAA/Aaa)#
$5,200,000	1.20%	05/01/2003	$5,200,000

North Carolina – 0.1%
North Carolina Medical Care Commission Health Care Facilities RB VRDN for Wake Forest University Subseries 2002 A (MBIA) (AAA/Aaa)#
$1,600,000	1.22%	05/07/2003	$1,600,000

Texas – 0.1%
Harris County Health Facilities Development Corp. RB VRDN for Methodist Hospital Series 2002 (AA)#
$1,000,000	1.35%	05/01/2003	$1,000,000

Wisconsin 0.3%
Wisconsin Health & Educational Facilities Authority RB for Ministry Health Care Series 1999 A (MBIA) (AAA/Aaa)#
$1,320,000	1.22	05/01/2003	$1,320,000
Wisconsin Health & Educational Facilities Authority RB for Ministry Health Care Series 1999 B (MBIA) (AAA/Aaa)#
2,055,000	1.22	05/01/2003	2,055,000

			$3,375,000

TOTAL SHORT TERM INVESTMENTS
(Cost $11,175,000)			$11,175,000

TOTAL INVESTMENTS
(Cost $1,312,748,954)			$1,323,522,114

The accompanying notes are an integral part of these financial statements.       33

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)
April 30, 2003 (Unaudited)

†	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $15,015,900; which represents 1.1% of net assets as of April 30, 2003.

#	Variable security. Coupon rate disclosed is that which is in effect at April 30, 2003.

¡	Inverse variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2003.

o	Security is issued with a zero coupon. The interest rate disclosed for this security represents effective yield to maturity at date of purchase.

f	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset date.

^	Prerefunded security. Maturity date disclosed is prerefunding date.

§	This security is issued with a zero coupon rate which increases to the stated rate at a set date in the future.

p	Security currently in default.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
ACA	—	Insured by American Capital Access
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BANS	—	Bond Anticipation Notes
COPS	—	Certificates of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GNMA	—	Insured by Government National Mortgage Co.
GO	—	General Obligation
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MF Hsg.	—	Multi-family Housing
PCRB	—	Pollution Control Revenue Bond
RB	—	Revenue Bond
RITES	—	Residual Interest Tax Exempt Securities
VRDN	—	Variable Rate Demand Note

Security ratings disclosed are issued by Standard and Poor’s/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

34       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-FREE FUNDS

Statements of Assets and Liabilities
April 30, 2003 (Unaudited)

	Short Duration	Municipal	High Yield
	Tax-Free Fund	Income Fund	Municipal Fund

Assets:

Investment in securities, at value (identified cost $530,072,535, $211,786,467, and $1,312,748,954, respectively)	$536,023,048	$225,299,909	$1,323,522,114
Cash	—	—	341,450
Receivables:
Interest	6,353,387	3,978,908	30,564,508
Investment securities sold	2,968,110	1,291,678	11,016,058
Fund shares sold	2,274,415	1,563,576	2,249,678
Reimbursement from adviser	27,416	25,401	35,632
Other assets	7,578	19,351	28,506

Total assets	547,653,954	232,178,823	1,367,757,946

Liabilities:

Due to bank	768	461,886	—
Payables:
Investment securities purchased	26,748,333	2,777,485	40,364,764
Fund shares repurchased	651,585	737,531	3,070,893
Income distribution	134,240	249,489	1,855,031
Amounts owed to affiliates	255,293	166,829	958,511
Swap contracts, at value	24,130	20,913	115,826
Accrued expenses	70,887	71,400	96,201

Total liabilities	27,885,236	4,485,533	46,461,226

Net Assets:

Paid-in capital	516,462,539	219,716,046	1,320,054,499
Accumulated undistributed (distributions in excess of) net investment income	(391,521)	(131,340)	268,048
Accumulated net realized loss on investment transactions	(2,228,683)	(5,383,945)	(9,683,161)
Net unrealized gain on investments and swap contracts	5,926,383	13,492,529	10,657,334

NET ASSETS	$519,768,718	$227,693,290	$1,321,296,720

Net asset value, offering and redemption price per share: (a)
Class A	$10.43	$15.42	$10.38
Class B	$10.42	$15.42	$10.39
Class C	$10.43	$15.42	$10.39
Institutional	$10.43	$15.41	$10.39
Service	$10.41	$15.50	—

Shares outstanding:
Class A	16,482,646	9,114,242	69,810,670
Class B	596,066	1,076,792	4,190,903
Class C	3,047,694	367,442	3,502,246
Institutional	29,713,009	4,198,210	49,710,862
Service	7,039	12,599	—

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	49,846,454	14,769,285	127,214,681

(a)	Maximum public offering price per share for Class A Shares of Short Duration Tax-Free (NAV per share multiplied by 1.0204) and for Class A Shares of Municipal Income and High Yield Municipal Funds (NAV per share multiplied by 1.0471) is $10.64, $16.15 and $10.87, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS TAX-FREE FUNDS

Statements of Operations
For the Six Months Ended April 30, 2003 (Unaudited)

	Short Duration	Municipal	High Yield
	Tax-Free Fund	Income Fund	Municipal Fund
Investment income:

Interest	$4,824,618	$5,729,941	$40,035,368

Total income	4,824,618	5,729,941	40,035,368

Expenses:

Management fees	733,336	603,559	3,381,202
Distribution and Service fees(a)	367,779	275,161	1,191,233
Transfer Agent fees(a)	212,368	157,960	792,443
Custody and accounting fees	74,556	66,271	135,768
Registration fees	35,710	28,987	39,072
Professional fees	22,732	22,731	22,822
Printing fees	18,233	18,213	18,208
Trustee fees	5,292	5,292	5,292
Service share fees	180	530	—
Other	19,558	19,957	27,140

Total expenses	1,489,744	1,198,661	5,613,180

Less — expense reductions	(255,363)	(202,134)	(210,644)

Net Expenses	1,234,381	996,527	5,402,536

NET INVESTMENT INCOME	3,590,237	4,733,414	34,632,832

Realized and unrealized gain (loss) on investment and swap transactions:

Net realized gain (loss) from:
Investment transactions	89,787	(469,856)	(8,189,097)
Net change in unrealized gain (loss) on:
Investments	1,943,688	2,337,640	10,881,359
Swap contracts	102,046	40,470	596,693

Net realized and unrealized gain on investment and swap transactions	2,135,521	1,908,254	3,288,955

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,725,758	$6,641,668	$37,921,787

(a)	Class specific Distribution and Service and Transfer Agent fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees

Fund	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Service

Short Duration Tax-Free Fund	$186,371	$29,129	$152,279	$141,642	$5,535	$28,933	$36,244	$14
Municipal Income Fund	161,756	81,560	31,845	122,935	15,496	6,051	13,436	42
High Yield Municipal Fund	817,450	207,668	166,115	621,261	39,457	31,562	100,163	—

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-FREE FUNDS

Statements of Changes in Net Assets
For the Six Months Ended April 30, 2003 (Unaudited)

	Short Duration	Municipal	High Yield
	Tax-Free Fund	Income Fund	Municipal Fund
From operations:

Net investment income	$3,590,237	$4,733,414	$34,632,832
Net realized gain (loss) from investment transactions	89,787	(469,856)	(8,189,097)
Net change in unrealized gain (loss) on investment and swap transactions	2,045,734	2,378,110	11,478,052

Net increase in net assets resulting from operations	5,725,758	6,641,668	37,921,787

Distributions to shareholders:

From net investment income
Class A Shares	(1,543,941)	(2,839,820)	(17,653,529)
Class B Shares	(43,220)	(298,535)	(968,959)
Class C Shares	(202,999)	(116,489)	(774,221)
Institutional Shares	(2,175,497)	(1,606,878)	(14,584,425)
Service Shares	(719)	(4,550)	—

Total distributions to shareholders	(3,966,376)	(4,866,272)	(33,981,134)

From share transactions:

Proceeds from sales of shares	336,282,665	151,987,161	343,187,681
Reinvestment of dividends and distributions	3,168,003	3,213,212	24,010,713
Cost of shares repurchased	(76,740,387)	(148,504,552)	(177,753,657)

Net increase in net assets resulting from share transactions	262,710,281	6,695,821	189,444,737

NET INCREASE	264,469,663	8,471,217	193,385,390

Net assets:

Beginning of period	255,299,055	219,222,073	1,127,911,330

End of period	$519,768,718	$227,693,290	$1,321,296,720

Accumulated undistributed (distributions in excess of) net investment income	$(391,521)	$(131,340)	$268,048

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS TAX-FREE FUNDS

Statements of Changes in Net Assets
For the Year Ended October 31, 2002

	Short Duration	Municipal	High Yield
	Tax-Free Fund	Income Fund	Municipal Fund
From operations:

Net investment income	$4,388,617	$9,782,204	$49,587,339
Net realized gain (loss) from investment transactions	67,587	702,548	(1,445,939)
Net change in unrealized gain (loss) on investment and swap transactions	1,899,862	(421,784)	(17,619,703)

Net increase in net assets resulting from operations	6,356,066	10,062,968	30,521,697

Distributions to shareholders:

From net investment income
Class A Shares	(1,822,804)	(4,341,087)	(24,231,973)
Class B Shares	(71,241)	(502,690)	(1,768,112)
Class C Shares	(279,104)	(224,803)	(1,201,734)
Institutional Shares	(2,215,431)	(4,959,775)	(22,958,401)
Service Shares	(1,615)	(11,716)	—
From net realized gains on investment transactions
Class A Shares	—	—	(780,568)
Class B Shares	—	—	(78,729)
Class C Shares	—	—	(47,943)
Institutional Shares	—	—	(685,763)

Total distributions to shareholders	(4,390,195)	(10,040,071)	(51,753,223)

From share transactions:

Proceeds from sales of shares	288,453,790	210,861,384	711,855,437
Reinvestment of dividends and distributions	3,327,178	6,549,904	36,089,895
Cost of shares repurchased	(131,717,821)	(197,186,350)	(232,487,258)

Net increase in net assets resulting from share transactions	160,063,147	20,224,938	515,458,074

NET INCREASE	162,029,018	20,247,835	494,226,548

Net assets:

Beginning of year	93,270,037	198,974,238	633,684,782

End of year	$255,299,055	$219,222,073	$1,127,911,330

Accumulated undistributed (distributions in excess of) net investment income	$(15,382)	$1,518	$(383,650)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-FREE FUNDS

Notes to Financial Statements
April 30, 2003 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. The Trust includes the Goldman Sachs Short Duration Tax-Free Fund (Short Duration Tax-Free), the Goldman Sachs Municipal Income Fund (Municipal Income) and the Goldman Sachs High Yield Municipal Fund (High Yield Municipal), (collectively, “the Funds” or individually a “Fund”). Short Duration Tax-Free and Municipal Income are diversified portfolios offering five classes of shares — Class A, Class B, Class C, Institutional and Service. High Yield Municipal is a non-diversified portfolio offering four classes of shares — Class A, Class B, Class C and Institutional.
     Since the Funds may invest a large percentage of their total assets in obligations of issuers within the same state, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting that state.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees. Short-term debt obligations maturing in sixty days or less are valued at amortized cost which approximates value.

B. Security Transactions and Investment Income — Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued. Market premiums, original issue discounts and market discounts resulting from the purchase of long-term debt securities are amortized to interest income over the life of the security with a corresponding adjustment to the cost basis of the security.

     Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.

C. Federal Taxes — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of a Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

 GOLDMAN SACHS TAX-FREE FUNDS

Notes to Financial Statements (continued)
April 30, 2003 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line or pro rata basis depending upon the nature of the expense. Class A, Class B and Class C shareholders of the Funds bear all expenses and fees relating to their respective Distribution and Service plans. Service Shares bear all expenses and fees related to their Service and Shareholder Administration Plans. Each class of shares of the Funds separately bears its respective class-specific Transfer Agency fees.

E. Segregation Transactions — The Funds may enter into certain derivative transactions to seek to increase total return. Interest Rate Swaps, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into those transactions, the Funds are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

3. AGREEMENTS

Previously, Goldman Sachs Asset Management, a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”) served as the investment adviser of each of the Funds pursuant to the Investment Management Agreements (the “Agreements”). In March 2003, Goldman Sachs Funds Management, L.P. (“GSFM”), a subsidiary of The Goldman Sachs Group, Inc., was renamed Goldman Sachs Asset Management, L.P. (“GSAM”), and in April 2003, GSAM assumed Goldman Sachs’ investment advisory responsibilities under its Agreements with the Trust on behalf of the Funds. The fees payable under the Agreements, and the personnel who manage the Funds, did not change as a result of GSAM LP’s assumption of responsibilities. Under these Agreements, GSAM, subject to the general supervision of the Trust’s Board of Trustees, manages the Funds’ portfolios. As compensation for the services rendered pursuant to the Agreements and the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly at an annual rate equal to 0.40%, 0.55% and 0.55% of the average daily net assets of Short Duration Tax-Free, Municipal Income and High Yield Municipal, respectively. GSAM has voluntarily agreed to waive a portion of its Management fee equal annually to 0.05% of the average daily net assets of Short Duration Tax-Free and Municipal Income. GSAM may discontinue or modify these waivers in the future at its discretion.
     GSAM has voluntarily agreed to limit “Other Expenses” (excluding Management fees, Distribution and Service fees, Transfer Agent fees and expenses and Service Share fees, taxes, interest, brokerage, litigation, indemnification costs, shareholder meeting and other extraordinary expenses) to the extent such expenses exceed, on an annual basis, 0.00% (rounded) of the average daily net assets of each Fund.
     For the six months ended April 30, 2003, the Funds’ adviser has voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Funds have entered into certain offset arrangements with the custodian resulting in a reduction in the Funds’ expenses. These expense reductions were as follows (in thousands):

	Waivers

		Class B	Other
		Distribution	Expense		Total Expense
Fund	Management	and Services	Reimbursement	Custody Credit	Reductions

Short Duration Tax-Free	$92	$4	$153	$6	$255

Municipal Income	55	—	146	1	202

High Yield Municipal	—	—	203	8	211

GOLDMAN SACHS TAX-FREE FUNDS

3. AGREEMENTS (continued)

     Goldman Sachs serves as Distributor of the shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. For the six months ended April 30, 2003, Goldman Sachs advised the Funds that it retained approximately $268,000, $145,000 and $944,000 resulting from Class A sales loads in the Short Duration Tax-Free, Municipal Income and High Yield Municipal Funds, respectively.

     The Trust, on behalf of each Fund, has adopted Distribution and Service Plans. Under the Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee from each Fund for distribution services equal, on an annual basis, to 0.25%, 0.75% and 0.75% of the average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or Authorized Dealers are entitled to receive under the plans a separate fee for personal and account maintenance services equal to, on an annual basis, to 0.25% of the average daily net assets attributable to Class B and Class C Shares. For the six months ended April 30, 2003, Goldman Sachs has voluntarily agreed to waive a portion of the Distribution and Service fees equal to 0.15% of the average daily net assets attributable to the Class B Shares of Short Duration Tax-Free. Goldman Sachs may discontinue or modify this waiver in the future at its discretion.
     Goldman Sachs also serves as Transfer Agent of the Funds for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B and Class C Shares and 0.04% of the average daily net assets for Institutional and Service Shares.
     The Trust, on behalf of each Fund, has adopted a Service Plan and Shareholder Administration Plan. These Plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount up to 0.25% and 0.25%, respectively, (on an annualized basis) of the average daily net asset value of the Service Shares.
     At April 30, 2003, the amounts owed to affiliates were as follows (in thousands):

	Management	Distribution and	Transfer
Fund	Fees	Service Fees	Agent Fees	Total

Short Duration Tax-Free	$148	$65	$42	$255

Municipal Income	93	47	27	167

High Yield Municipal	602	214	143	959

4. PORTFOLIO SECURITIES TRANSACTIONS

Cost of purchases and proceeds of sales and maturities of long-term securities for the six months ended April 30, 2003, were as follows (in thousands):

Fund	Purchases	Sales and Maturities

Short Duration Tax-Free	$295,657	$50,026

Municipal Income	46,549	52,013

High Yield Municipal	440,663	233,695

 GOLDMAN SACHS TAX-FREE FUNDS

Notes to Financial Statements (continued)
April 30, 2003 (Unaudited)

4. PORTFOLIO SECURITIES TRANSACTIONS (continued)

Futures Contracts — The Funds may enter into futures transactions in order to hedge against changes in interest rates, securities prices or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statements of Operations.

     The use of futures contracts involve, to varying degrees, elements of market and counter party risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. At April 30, 2003, the Funds had no open futures contracts.

Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

     Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Funds, and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.
     With respect to interest rate swaps only, the Funds record a net receivable or payable on a daily basis for the net interest income or expense expected to be received or paid. Net interest received or paid on these contracts is recorded as interest income (or as an offset to interest income). With respect to total return swaps, interest paid or received, if any, is included in the valuation of the swaps and not recorded as interest income (or as an offset to interest income).
     Fluctuations in the value of swaps contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/ losses on swap contracts transactions. At April 30, 2003, the Funds had outstanding swap contracts with the following terms:

					Rate Type

			Notional		Payments	Payments
			Amount	Termination	made by	received by	Unrealized
Fund	Swap Type	Swap Counterparty	(000s)	Date	the Fund	the Fund	Depreciation

Short Duration Tax-Free	Interest Rate	J.P. Morgan Chase & Co., Inc.	$2,250	05/24/2013	4.387%	3-month USD-LIBOR* Floating	$(24,130)

Municipal Income	Interest Rate	J.P. Morgan Chase & Co., Inc.	$1,950	05/24/2013	4.387%	3-month USD-LIBOR* Floating	$(20,913)

High Yield Municipal	Interest Rate	J.P. Morgan Chase & Co., Inc.	$10,800	05/24/2013	4.387%	3-month USD-LIBOR* Floating	$(115,826)

* London Interbank Offered Rate

GOLDMAN SACHS TAX-FREE FUNDS

5. LINE OF CREDIT FACILITY

The Funds participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. During the six months ended April 30, 2003, the Funds did not have any borrowings under this facility.

6. ADDITIONAL TAX INFORMATION

As of October 31, 2002, the components of accumulated earnings (losses) on a tax basis were as follows:

	Short Duration	Municipal	High Yield
	Tax-Free	Income	Municipal

Timing differences	$(115,374)	$(354,220)	$(1,635,711)
Capital loss carryforward	(2,318,471)	(4,914,089)	(1,488,280)

Capital loss carryforward years of expiration	2003-2008	2007-2008	2010

At April 30, 2003, the Funds’ aggregate security unrealized gains and losses based on a cost for U.S. federal income tax purposes was as follows:

	Short Duration	Municipal	High Yield
	Tax-Free	Income	Municipal Income

Tax Cost	$530,070,340	$211,732,938	$1,312,005,247

Gross unrealized gain	8,639,310	18,025,389	59,086,208
Gross unrealized loss	(2,686,602)	(4,458,418)	(47,569,341)

Net unrealized security gain	$5,952,708	$13,566,971	$11,516,867

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales.

 GOLDMAN SACHS TAX-FREE FUNDS

Notes to Financial Statements (continued)
April 30, 2003 (Unaudited)

7. SUMMARY OF SHARE TRANSACTIONS

Share activity for the six months ended April 30, 2003, is as follows:

	Short Duration Tax-Free Fund		Municipal Income Fund		High Yield Municipal Fund

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	7,985,031	$83,149,208	7,866,592	$120,692,702	21,071,703	$219,464,175
Reinvestment of dividends and distributions	117,419	1,223,762	147,829	2,270,665	1,139,932	11,866,453
Shares repurchased	(3,096,371)	(32,280,702)	(6,691,662)	(102,733,990)	(9,064,865)	(94,304,484)

	5,006,079	52,092,268	1,322,759	20,229,377	13,146,770	137,026,144

Class B Shares
Shares sold	193,291	2,010,688	130,069	1,994,478	425,570	4,430,042
Reinvestment of dividends and distributions	2,834	29,507	11,007	169,014	36,940	384,525
Shares repurchased	(93,752)	(976,533)	(169,456)	(2,595,767)	(181,348)	(1,884,549)

	102,373	1,063,662	(28,380)	(432,275)	281,162	2,930,018

Class C Shares
Shares sold	1,289,406	13,412,481	247,772	3,806,493	691,128	7,194,345
Reinvestment of dividends and distributions	7,939	82,676	5,126	78,752	33,872	352,596
Shares repurchased	(946,453)	(9,854,313)	(287,685)	(4,424,304)	(191,392)	(1,987,859)

	350,892	3,640,844	(34,787)	(539,059)	533,608	5,559,082

Institutional Shares
Shares sold	25,609,362	237,710,288	1,659,918	25,493,488	10,749,472	112,099,119
Reinvestment of dividends and distributions	175,751	1,831,339	45,243	694,739	1,095,502	11,407,139
Shares repurchased	(6,044,402)	(33,628,839)	(2,524,536)	(38,674,651)	(7,661,869)	(79,576,765)

	19,740,711	205,912,788	(819,375)	(12,486,424)	4,183,105	43,929,493

Service Shares
Shares sold	—	—	—	—	—	—
Reinvestment of dividends and					—	—
distributions	69	719	3	42	—	—
Shares repurchased	—	—	(4,941)	(75,840)	—	—

	69	719	(4,938)	(75,798)	—	—

NET INCREASE	25,200,124	$262,710,281	435,279	$6,695,821	18,144,645	$189,444,737

GOLDMAN SACHS TAX-FREE FUNDS

7. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity for the year ended October 31, 2002, is as follows:

	Short Duration Tax-Free Fund		Municipal Income Fund		High Yield Municipal Fund

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	10,879,885	$111,843,970	8,722,742	$132,754,068	34,830,859	$365,247,684
Reinvestment of dividends and distributions	131,053	1,349,463	221,232	3,367,151	1,701,715	17,795,423
Shares repurchased	(3,324,491)	(34,109,887)	(6,423,252)	(97,976,314)	(8,591,679)	(89,838,518)

	7,686,447	79,083,546	2,520,722	38,144,905	27,940,895	293,204,589

Class B Shares
Shares sold	352,039	3,620,459	485,816	7,406,128	1,245,585	13,043,228
Reinvestment of dividends and distributions	4,696	48,198	17,595	267,678	68,447	715,778
Shares repurchased	(95,402)	(977,173)	(175,145)	(2,663,979)	(469,294)	(4,920,076)

	261,333	2,691,484	328,266	5,009,827	844,738	8,838,930

Class C Shares
Shares sold	3,785,184	38,850,788	232,234	3,527,575	1,344,768	14,085,843
Reinvestment of dividends and distributions	10,470	107,838	9,469	144,044	56,024	585,727
Shares repurchased	(1,473,349)	(15,130,681)	(185,283)	(2,809,963)	(358,106)	(3,748,734)

	2,322,305	23,827,945	56,420	861,656	1,042,686	10,922,836

Institutional Shares
Shares sold	13,027,870	134,108,573	4,413,319	66,887,294	30,519,447	319,478,682
Reinvestment of dividends and distributions	177,209	1,820,065	182,917	2,770,441	1,624,310	16,992,967
Shares repurchased	(7,925,157)	(81,498,784)	(6,170,751)	(93,650,017)	(12,845,052)	(133,979,930)

	5,279,922	54,429,854	(1,574,515)	(23,992,282)	19,298,705	202,491,719

Service Shares
Shares sold	2,956	30,000	18,835	286,319	—	—
Reinvestment of dividends and distributions	157	1,614	38	590	—	—
Shares repurchased	(126)	(1,296)	(5,687)	(86,077)	—	—

	2,987	30,318	13,186	200,832	—	—

NET INCREASE	15,552,994	$160,063,147	1,344,079	$20,224,938	49,127,024	$515,458,074

 GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations				Distributions to shareholders

	Net asset						In excess
	value,	Net		Net realized	Total from	From net	of net
	beginning	investment		and unrealized	investment	investment	investment	Total
	of period	income		gain (loss)	operations	income	income	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2003 - Class A Shares	$10.36	$0.10	(c)	$0.08	$0.18	$(0.11)	$—	$(0.11)
2003 - Class B Shares	10.35	0.07	(c)	0.08	0.15	(0.08)	—	(0.08)
2003 - Class C Shares	10.36	0.06	(c)	0.08	0.14	(0.07)	—	(0.07)
2003 - Institutional Shares	10.36	0.11	(c)	0.09	0.20	(0.13)	—	(0.13)
2003 - Service Shares	10.34	0.09	(c)	0.08	0.17	(0.10)	—	(0.10)
FOR THE YEARS ENDED OCTOBER 31,

2002 - Class A Shares	10.26	0.26	(c)(d)	0.12 (d)	0.38	(0.28)	—	(0.28)
2002 - Class B Shares	10.25	0.21	(c)(d)	0.10 (d)	0.31	(0.21)	—	(0.21)
2002 - Class C Shares	10.26	0.18	(c)(d)	0.12 (d)	0.30	(0.20)	—	(0.20)
2002 - Institutional Shares	10.25	0.31	(c)(d)	0.12 (d)	0.43	(0.32)	—	(0.32)
2002 - Service Shares	10.24	0.26	(c)(d)	0.10 (d)	0.36	(0.26)	—	(0.26)

2001 - Class A Shares	9.94	0.38	(c)	0.33	0.71	(0.39)	—	(0.39)
2001 - Class B Shares	9.94	0.32	(c)	0.32	0.64	(0.33)	—	(0.33)
2001 - Class C Shares	9.94	0.29	(c)	0.34	0.63	(0.31)	—	(0.31)
2001 - Institutional Shares	9.94	0.42	(c)	0.32	0.74	(0.43)	—	(0.43)
2001 - Service Shares	9.92	0.38	(c)	0.32	0.70	(0.38)	—	(0.38)

2000 - Class A Shares	9.93	0.39	(c)	(0.01)	0.38	(0.37)	—	(0.37)
2000 - Class B Shares	9.93	0.33	(c)	(0.01)	0.32	(0.31)	—	(0.31)
2000 - Class C Shares	9.93	0.32	(c)	(0.01)	0.31	(0.30)	—	(0.30)
2000 - Institutional Shares	9.93	0.43	(c)	(0.01)	0.42	(0.41)	—	(0.41)
2000 - Service Shares	9.92	0.38	(c)	(0.02)	0.36	(0.36)	—	(0.36)

1999 - Class A Shares	10.19	0.34		(0.24)	0.10	(0.34)	(0.02)	(0.36)
1999 - Class B Shares	10.18	0.28		(0.23)	0.05	(0.28)	(0.02)	(0.30)
1999 - Class C Shares	10.18	0.26		(0.22)	0.04	(0.26)	(0.03)	(0.29)
1999 - Institutional Shares	10.18	0.38		(0.23)	0.15	(0.39)	(0.01)	(0.40)
1999 - Administration Shares(e)	10.18	0.26	(c)	(0.12)	0.14	(0.27)	—	(0.27)
1999 - Service Shares	10.18	0.33	(c)	(0.24)	0.09	(0.33)	(0.02)	(0.35)

1998 - Class A Shares	10.08	0.36	(c)	0.13	0.49	(0.38)	—	(0.38)
1998 - Class B Shares	10.08	0.30	(c)	0.12	0.42	(0.32)	—	(0.32)
1998 - Class C Shares	10.07	0.28	(c)	0.14	0.42	(0.31)	—	(0.31)
1998 - Institutional Shares	10.07	0.39	(c)	0.13	0.52	(0.41)	—	(0.41)
1998 - Administration Shares	10.07	0.36	(c)	0.13	0.49	(0.38)	—	(0.38)
1998 - Service Shares	10.07	0.34	(c)	0.13	0.47	(0.36)	—	(0.36)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charge. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was an impact of less than $0.01 per share to net investment income and net realized and unrealized gains and losses, and an impact to the ratio of net investment income to average net assets with and without expense reductions by less than 0.01%. Per share amounts, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(e)	Administration Class shares were liquidated on July 20, 1999. Ending net asset value shown as of July 20, 1999.

46     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

							Ratios assuming no
							expense reductions

					Ratio of net				Ratio of net
		Net assets	Ratio of net		investment		Ratio of		investment
Net asset		at end of	expenses to		income to		expenses		income to		Portfolio
value, end	Total	period	average net		average net		to average		average net		turnover
of period	return(a)	(in 000s)	assets		assets		net assets		assets		rate

$10.43	1.72%	$171,931	0.80	% (b)	1.87	% (b)	0.94	% (b)	1.73	% (b)	15%
10.42	1.42	6,212	1.40	(b)	1.28	(b)	1.69	(b)	0.99	(b)	15
10.43	1.35	31,785	1.55	(b)	1.13	(b)	1.69	(b)	0.99	(b)	15
10.43	1.92	309,767	0.40	(b)	2.19	(b)	0.54	(b)	2.05	(b)	15
10.41	1.67	74	0.90	(b)	1.79	(b)	1.04	(b)	1.65	(b)	15

10.36	3.72	118,906	0.79		2.57	(d)	1.02		2.34	(d)	31
10.35	3.10	5,111	1.39		2.01	(d)	1.77		1.63	(d)	31
10.36	2.94	27,937	1.54		1.80	(d)	1.77		1.57	(d)	31
10.36	4.23	103,273	0.39		3.00	(d)	0.62		2.77	(d)	31
10.34	3.62	72	0.89		2.53	(d)	1.12		2.30	(d)	31

10.26	7.27	38,891	0.79		3.73		1.25		3.27		69
10.25	6.53	2,382	1.39		3.22		2.00		2.61		69
10.26	6.48	3,842	1.54		2.94		2.00		2.48		69
10.25	7.60	48,114	0.39		4.19		0.85		3.73		69
10.24	7.18	41	0.89		3.75		1.35		3.29		69

9.94	3.93	19,451	0.79		3.95		1.19		3.55		66
9.94	3.31	2,026	1.39		3.36		1.94		2.81		66
9.94	3.15	1,581	1.54		3.19		1.94		2.79		66
9.94	4.34	40,301	0.39		4.36		0.79		3.96		66
9.92	3.72	44	0.89		3.86		1.29		3.46		66

9.93	1.00	22,903	0.79		3.37		1.06		3.10		147
9.93	0.49	2,000	1.39		2.80		1.81		2.38		147
9.93	0.34	2,070	1.54		2.62		1.81		2.35		147
9.93	1.50	77,522	0.39		3.79		0.66		3.52		147
10.05 (e)	1.37	—	0.64	(b)	3.56	(b)	0.91	(b)	3.29	(b)	147
9.92	0.89	173	0.89		3.23		1.16		2.96		147

10.19	4.97	19,881	0.71		3.54		1.74		2.51		141
10.18	4.25	974	1.31		3.06		2.27		2.10		141
10.18	4.19	2,256	1.46		2.82		2.27		2.01		141
10.18	5.25	57,647	0.45		3.92		1.26		3.11		141
10.18	4.99	525	0.70		3.58		1.51		2.77		141
10.18	4.73	2,560	0.95		3.44		1.76		2.63		141

 GOLDMAN SACHS MUNICIPAL INCOME FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations					Distributions to shareholders

	Net asset							In excess
	value,	Net		Net realized		Total from	From net	of net	From net
	beginning	investment		and unrealized		investment	investment	investment	realized	Total
	of period	income		gain (loss)		operations	income	income	gain	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2003 - Class A Shares	$15.29	$0.32	(c)	$0.15		$0.47	$(0.34)	$—	$—	$(0.34)
2003 - Class B Shares	15.29	0.27	(c)	0.14		0.41	(0.28)	—	—	(0.28)
2003 - Class C Shares	15.30	0.27	(c)	0.13		0.40	(0.28)	—	—	(0.28)
2003 - Institutional Shares	15.29	0.36	(c)	0.13		0.49	(0.37)	—	—	(0.37)
2003 - Services Shares	15.37	0.32	(c)	0.14		0.46	(0.33)	—	—	(0.33)
FOR THE YEARS ENDED OCTOBER 31,

2002 - Class A Shares	15.32	0.65	(c)(d)	(0.01	)(d)	0.64	(0.67)	—	—	(0.67)
2002 - Class B Shares	15.32	0.54	(c)(d)	(0.01	)(d)	0.53	(0.56)	—	—	(0.56)
2002 - Class C Shares	15.33	0.54	(c)(d)	(0.01	)(d)	0.53	(0.56)	—	—	(0.56)
2002 - Institutional Shares	15.32	0.71	(c)(d)	(0.01	)(d)	0.70	(0.73)	—	—	(0.73)
2002 - Service Shares	15.39	0.64	(c)(d)	—	(d)(e)	0.64	(0.66)	—	—	(0.66)

2001 - Class A Shares	14.48	0.67	(c)	0.82		1.49	(0.65)	—	—	(0.65)
2001 - Class B Shares	14.49	0.56	(c)	0.81		1.37	(0.54)	—	—	(0.54)
2001 - Class C Shares	14.50	0.56	(c)	0.81		1.37	(0.54)	—	—	(0.54)
2001 - Institutional Shares	14.48	0.73	(c)	0.82		1.55	(0.71)	—	—	(0.71)
2001 - Service Shares	14.53	0.61	(c)	0.88		1.49	(0.63)	—	—	(0.63)

2000 - Class A Shares	14.07	0.67	(c)	0.41		1.08	(0.67)	—	—	(0.67)
2000 - Class B Shares	14.08	0.57	(c)	0.40		0.97	(0.56)	—	—	(0.56)
2000 - Class C Shares	14.08	0.57	(c)	0.41		0.98	(0.56)	—	—	(0.56)
2000 - Institutional Shares	14.07	0.72	(c)	0.42		1.14	(0.73)	—	—	(0.73)
2000 - Service Shares	14.09	0.68	(c)	0.42		1.10	(0.66)	—	—	(0.66)

1999 - Class A Shares	15.47	0.63		(1.29)		(0.66)	(0.65)	—	(0.09)	(0.74)
1999 - Class B Shares	15.47	0.51		(1.28)		(0.77)	(0.52)	(0.01)	(0.09)	(0.62)
1999 - Class C Shares	15.47	0.51		(1.28)		(0.77)	(0.51)	(0.02)	(0.09)	(0.62)
1999 - Institutional Shares	15.47	0.70		(1.30)		(0.60)	(0.70)	(0.01)	(0.09)	(0.80)
1999 - Service Shares	15.48	0.65		(1.32)		(0.67)	(0.63)	—	(0.09)	(0.72)

1998 - Class A Shares	14.99	0.65		0.50		1.15	(0.64)	—	(0.03)	(0.67)
1998 - Class B Shares	15.00	0.53		0.49		1.02	(0.52)	—	(0.03)	(0.55)
1998 - Class C Shares	14.99	0.53		0.50		1.03	(0.52)	—	(0.03)	(0.55)
1998 - Institutional Shares	15.00	0.68		0.50		1.18	(0.68)	—	(0.03)	(0.71)
1998 - Service Shares	14.99	0.64		0.49		1.13	(0.61)	—	(0.03)	(0.64)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charge. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was an impact of less than $0.01 per share to net investment income and net realized and unrealized gains and losses, and an impact to the ratio of net investment income to average net assets with and without expense reductions by less than 0.01%. Per share amounts, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(e)	Less than $0.005 per share.

48     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

							Ratios assuming no expense
							reductions

					Ratio of net				Ratio of net
		Net assets	Ratio of		investment		Ratio of		investment
Net asset		at end of	net expenses		income		expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(a)	(in 000s)	net assets		net assets		net assets		net assets		rate

$15.42	3.07%	$140,515	0.95	%(b)	4.27	%(b)	1.13	%(b)	4.09	%(b)	21%
15.42	2.69	16,602	1.70	(b)	3.55	(b)	1.88	(b)	3.37	(b)	21
15.42	2.62	5,667	1.70	(b)	3.55	(b)	1.88	(b)	3.37	(b)	21
15.41	3.21	64,714	0.55	(b)	4.68	(b)	0.73	(b)	4.50	(b)	21
15.50	3.01	195	1.05	(b)	4.21	(b)	1.23	(b)	4.03	(b)	21

15.29	4.30	119,161	0.94		4.27	(d)	1.11		4.10	(d)	39
15.29	3.52	16,903	1.69		3.53	(d)	1.86		3.36	(d)	39
15.30	3.52	6,155	1.69		3.54	(d)	1.86		3.37	(d)	39
15.29	4.71	76,733	0.54		4.69	(d)	0.71		4.52	(d)	39
15.37	4.24	270	1.04		4.21	(d)	1.21		4.04	(d)	39

15.32	10.48	80,735	0.94		4.47		1.18		4.23		22
15.32	9.57	11,902	1.69		3.72		1.93		3.48		22
15.33	9.64	5,300	1.69		3.72		1.93		3.48		22
15.32	10.91	100,970	0.54		4.86		0.78		4.62		22
15.39	10.48	67	1.04		4.30		1.28		4.06		22

14.48	7.87	67,315	0.94		4.74		1.28		4.40		67
14.49	7.07	8,776	1.69		3.99		2.03		3.65		67
14.50	7.07	3,292	1.69		3.99		2.03		3.65		67
14.48	8.30	56,376	0.54		5.10		0.88		4.76		67
14.53	7.98	1	1.04		4.82		1.38		4.48		67

14.07	(4.46)	90,443	0.94		4.15		1.14		3.95		70
14.08	(5.10)	9,334	1.69		3.40		1.89		3.20		70
14.08	(5.10)	4,379	1.69		3.40		1.89		3.20		70
14.07	(4.07)	16,197	0.54		4.58		0.74		4.38		70
14.09	(4.49)	2	1.04		4.35		1.24		4.15		70

15.47	7.79	91,158	0.87		4.25		1.64		3.48		57
15.47	6.91	6,722	1.62		3.44		2.16		2.90		57
15.47	6.98	2,862	1.62		3.38		2.16		2.84		57
15.47	8.00	6,154	0.58		4.41		1.12		3.87		57
15.48	7.68	2	1.08		4.21		1.62		3.67		57

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from					Distributions to
		investment operations					shareholders
	Net asset
	value, at	Net		Net realized		Total from	From net	From net
	beginning	investment		and unrealized		investment	investment	realized	Total
	of period	income(c)		gain (loss)		operations	income	gains	distributions
FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2003 - Class A Shares	$10.34	$0.28		$0.04		$0.32	$(0.28)	—	$(0.28)
2003 - Class B Shares	10.34	0.25		0.04		0.29	(0.24)	—	(0.24)
2003 - Class C Shares	10.34	0.25		0.04		0.29	(0.24)	—	(0.24)
2003 - Institutional Shares	10.34	0.31		0.04		0.35	(0.30)	—	(0.30)
FOR THE YEARS ENDED OCTOBER 31,

2002 - Class A Shares	10.57	0.57	(d)	(0.19	)(d)	0.38	(0.58)	(0.03)	(0.61)
2002 - Class B Shares	10.57	0.49	(d)	(0.19	)(d)	0.30	(0.50)	(0.03)	(0.53)
2002 - Class C Shares	10.57	0.49	(d)	(0.19	)(d)	0.30	(0.50)	(0.03)	(0.53)
2002 - Institutional Shares	10.57	0.61	(d)	(0.19	)(d)	0.42	(0.62)	(0.03)	(0.65)

2001 - Class A Shares	10.18	0.59		0.41		1.00	(0.61)	—	(0.61)
2001 - Class B Shares	10.18	0.51		0.41		0.92	(0.53)	—	(0.53)
2001 - Class C Shares	10.18	0.52		0.40		0.92	(0.53)	—	(0.53)
2001 - Institutional Shares	10.18	0.64		0.40		1.04	(0.65)	—	(0.65)
FOR THE PERIOD ENDED OCTOBER 31,

2000 - Class A Shares (commenced April 3, 2000)	10.00	0.33		0.17		0.50	(0.32)	—	(0.32)
2000 - Class B Shares (commenced April 3, 2000)	10.00	0.29		0.17		0.46	(0.28)	—	(0.28)
2000 - Class C Shares (commenced April 3, 2000)	10.00	0.29		0.17		0.46	(0.28)	—	(0.28)
2000 - Institutional Shares (commenced April 3, 2000)	10.00	0.36		0.16		0.52	(0.34)	—	(0.34)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was an impact of less than $0.01 per share to net investment income and net realized and unrealized gains and losses, and a decrease to the ratio of net investment income to average net assets with and without expense reductions by 0.04%. Per share amounts, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

50     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

							Ratios assuming no
							expense reductions

			Ratio of		Ratio of				Ratio of
		Net assets	net		net investment		Ratio of		net investment
Net asset		at end of	expenses		income		expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(a)	(in 000s)	net assets		net assets		net assets		net assets		rate

$10.38	3.21%	$724,983	1.00	%(b)	5.55	%(b)	1.03	%(b)	5.52	%(b)	19%
10.39	2.83	43,523	1.75	(b)	4.83	(b)	1.78	(b)	4.80	(b)	19
10.39	2.83	36,372	1.75	(b)	4.82	(b)	1.78	(b)	4.79	(b)	19
10.39	3.42	516,419	0.60	(b)	5.99	(b)	0.63	(b)	5.96	(b)	19

10.34	3.66	585,882	0.99		5.41	(d)	1.04		5.36	(d)	52
10.34	2.88	40,428	1.74		4.70	(d)	1.79		4.65	(d)	52
10.34	2.88	30,696	1.74		4.68	(d)	1.79		4.63	(d)	52
10.34	4.07	470,905	0.59		5.84	(d)	0.64		5.79	(d)	52

10.57	10.05	303,622	0.99		5.68		1.08		5.59		61
10.57	9.23	32,403	1.74		4.91		1.83		4.82		61
10.57	9.23	20,359	1.74		4.94		1.83		4.85		61
10.57	10.48	277,301	0.59		6.09		0.68		6.00		61

10.18	5.06	121,702	0.99	(b)	5.71	(b)	1.27	(b)	5.43	(b)	52
10.18	4.60	10,039	1.74	(b)	4.99	(b)	2.02	(b)	4.71	(b)	52
10.18	4.60	10,213	1.74	(b)	4.95	(b)	2.02	(b)	4.67	(b)	52
10.18	5.30	128,997	0.59	(b)	6.14	(b)	0.87	(b)	5.86	(b)	52

 GOLDMAN SACHS TAX-FREE FUNDS

Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting of Shareholders of the Goldman Sachs Trust (the “Trust”) was held on December 16, 2002 (the “Meeting”) for the purpose of electing nine trustees of the Trust.

At the Meeting, Ashok N. Bakhru, Gary D. Black, Patrick T. Harker, James A. McNamara, Mary Patterson McPherson, Alan A. Shuch, Wilma J. Smelcer, Richard P. Strubel and Kaysie P. Uniacke were elected to the Trust’s Board of Trustees. In electing trustees, the Trust’s shareholders voted as follows:

Trustee	For	Against	Abstain	Broker Non-Votes

Ashok N. Bakhru	38,115,103,054	0	78,161,501	0

Gary D. Black	38,118,912,965	0	74,351,590	0

Patrick T. Harker	38,118,709,249	0	74,555,307	0

James A. McNamara	38,118,863,514	0	74,401,042	0

Mary Patterson McPherson	38,117,855,582	0	75,408,974	0

Alan A. Shuch	38,117,329,648	0	75,934,908	0

Wilma J. Smelcer	38,117,103,238	0	76,161,317	0

Richard P. Strubel	38,116,893,596	0	76,370,960	0

Kaysie P. Uniacke	38,116,693,245	0	76,571,311	0

FUNDS PROFILE

Goldman Sachs Funds

THE GOLDMAN SACHS ADVANTAGE

Our goal is to deliver:

Strong, Consistent Investment Results
- Global Resources and Global Research
- Team Approach
- Disciplined Processes

Innovative, Value-Added Investment Products
- Thoughtful Solutions
- Risk Management

Outstanding Client Service
- Dedicated Service Teams
- Excellence and Integrity

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 50 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.

INTERNATIONAL EQUITY
DOMESTIC EQUITY
FIXED INCOME
MONEY MARKET
Higher Risk/Return
Lower Risk/Return
ASSET ALLOCATION PORTFOLIOS
SPECIALTY

International Equity Funds
- Asia Growth Fund
- Emerging Markets Equity Fund
- International Growth Opportunities Fund
- Japanese Equity Fund
- European Equity Fund
- International Equity Fund
- CORE℠ International Equity Fund

Domestic Equity Funds
- Small Cap Value Fund
- CORE℠ Small Cap Equity Fund
- Mid Cap Value Fund
- Concentrated Growth Fund
- Growth Opportunities Fund
- Research Select Fund℠
- Strategic Growth Fund
- Capital Growth Fund
- Large Cap Value Fund
- Growth and Income Fund
- CORE℠ Large Cap Growth Fund
- CORE℠ Large Cap Value Fund
- CORE℠ U.S. Equity Fund

Specialty Funds
- Internet Tollkeeper Fund℠
- CORE℠ Tax-Managed Equity Fund
- Real Estate Securities Fund

Asset Allocation Funds
- Balanced Fund
- Asset Allocation Portfolios

Fixed Income Funds
- High Yield Fund
- High Yield Municipal Fund
- Global Income Fund
- Core Fixed Income Fund
- Municipal Income Fund
- Government Income Fund
- Short Duration Tax-Free Fund
- Short Duration Government Fund
- Ultra-Short Duration Government Fund*
- Enhanced Income Fund

Money Market Funds[1]

The Goldman Sachs Research Select Fund℠, Internet Tollkeeper Fund℠ and CORE℠ are service marks of Goldman, Sachs & Co.

F U N D S P R O F I L E Goldman Sachs Funds Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets. Today, Goldman Sachs Asset Management, L.P. and other units of the Investment Management Division of Goldman Sachs serve a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $322.8 billion in assets under management as of THE GOLDMAN March 31, 2003 — our investment professionals bring firsthand knowledge of local markets SACHS ADVANTAGE to every investment decision, making us one of the few truly global asset managers. Our goal is to deliver: G O L D M A N S A C H S F U N D S Strong, Consistent In building a globally diversified Investment Results INTERNATIONAL portfolio, you can select from more than EQUITY 50 Goldman Sachs Funds and gain access Global Resources and Global Research to investment opportunities across Risk/Return borders, investment styles, asset classes Team Approach Higher and security capitalizations. Disciplined Processes DOMESTIC EQUITY Innovative, Value-Added PORTFOLIOS Investment Products SPECIALTY Thoughtful Solutions FIXED ALLOCATION INCOME Risk Management ASSET Outstanding MONEY MARKET Client Service Risk/Return Domestic Equity Funds Lower Small Cap Value Fund Dedicated Service Asset Allocation Funds CORESM Small Cap Equity Fund Teams Balanced Fund Mid Cap Value Fund Excellence and Asset Allocation Portfolios Concentrated Growth Fund Integrity International Equity Funds Growth Opportunities Fund Fixed Income Funds Asia Growth Fund Research Select FundSM High Yield Fund Emerging Markets Equity Fund Strategic Growth Fund High Yield Municipal Fund International Growth Capital Growth Fund Global Income Fund Opportunities Fund Large Cap Value Fund Core Fixed Income Fund Japanese Equity Fund Growth and Income Fund Municipal Income Fund European Equity Fund CORESM Large Cap Growth Fund Government Income Fund International Equity Fund CORESM Large Cap Value Fund Short Duration Tax-Free Fund CORESM International Equity Fund CORESM U.S. Equity Fund Short Duration Government Fund Ultra-Short Duration Government Specialty Funds Fund* Internet Tollkeeper FundSM Enhanced Income Fund CORESM Tax-Managed Equity Fund Real Estate Securities Fund Money Market Funds1 1 An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Goldman Sachs Research Select FundSM, Internet Tollkeeper FundSM and CORESM are service marks of Goldman, Sachs & Co. *Effective July 1, 2002 the Adjustable Rate Government Fund was renamed the Ultra-Short Duration Government Fund.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, 17TH FLOOR, NEW YORK, NEW YORK 10005 T R U S T E E S O F F I C E R S Ashok N. Bakhru, Chairman Kaysie P. Uniacke, President Gary D. Black James A. Fitzpatrick, Vice President Patrick T. Harker James A. McNamara, Vice President James A. McNamara John M. Perlowski, Treasurer Mary Patterson McPherson Howard B. Surloff, Secretary Alan A. Shuch Wilma J. Smelcer Richard P. Strubel Kaysie P. Uniacke G O L D M A N , S AC H S & CO. G O L D M A N S AC H S A S S E T M A N AG E M E N T, L . P. Distributor and Transfer Agent Investment Adviser Visit our internet address: www.gs.com/funds The reports concerning the Funds included in this shareholder report contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money. Goldman, Sachs & Co. is the distributor of the Funds. Under normal conditions, the Short Duration Tax-Free Fund will invest at least 80% of its net assets in tax-exempt securities. Although it does not expect to do so, the Fund may invest up to 20% of its net assets in private activity bonds that may subject certain investors to the federal alternative minimum tax. Investment income may be subject to state income taxes. The Municipal Income Fund may include securities whose income may be subject to the federal alternative minimum tax and state income taxes. Income from the High Yield Municipal Fund may be subject to state and local income taxes and the alternative minimum tax. Also, market discount over a de minimus threshold is subject to federal taxes. High yield, lower rated securities involve greater price volatility and present greater risks than higher rated fixed income securities. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all. Copyright 2003 Goldman, Sachs & Co. All rights reserved. Date of first use: June 29, 2003 / 03-xxxx FI/TFSAR / 10.9K /6-03

ITEM 2.	CODE OF ETHICS.

Not applicable to semi-annual reports for the period ended February 28, 2003.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports for the period ended February 28, 2003.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports for the period ended February 28, 2003.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the date of this report (the “Evaluation Date”). Based on that evaluation, the Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures were effective as of the Evaluation Date to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)	There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequently to the Evaluation Date.

ITEM 10.	EXHIBITS.

(a)	Not applicable to semi-annual reports for the period ended February 28, 2003.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer of
Goldman Sachs Trust

Date:	June 24, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer of
Goldman Sachs Trust

Date:	June 24, 2003

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer of
Goldman Sachs Trust

Date:	June 24, 2003